As filed with the Securities and Exchange Commission on October 31, 2001
                                             Registration No. 333-38800
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              _____________________

                        POST-EFFECTIVE AMENDMENT NO. 1 TO
                                    FORM S-6
                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2
                             ______________________

A.       Exact Name of Trust:

                  GOVERNMENT SECURITIES EQUITY TRUST SERIES 12

B.       Name of depositor:

                  PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC

C.       Complete address of depositor's principal executive office:

                               100 Mulberry Street
                              Gateway Center Three
                            Newark, New Jersey 07102

D.       Name and complete address of agent for service:

                     SCOTT WALLNER, ESQ.                     Copy to:
        PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC    KENNETH W. ORCE, ESQ.
                     100 Mulberry Street             CAHILL GORDON & REINDEL
                     Gateway Center Three                  80 Pine Street
                   Newark, New Jersey 07102           New York, New York 10005

It is proposed that this filing will become effective (check appropriate box).
 __
/__/   immediately upon filing on (date) pursuant to paragraph (b);
 __
/X_/   on October 31, 2001 pursuant to paragraph (b);
 __
/__/   60 days after filing pursuant to paragraph (a);
 __
/__/   on (date) pursuant to paragraph (a) of Rule 485.

                  Government Securities Equity Trust Series 12

                                 GSET (LOGO)

------------------------------------------------------------------------------

- United States Treasury issued notes or bonds paying no current interest

- Class A shares of the Prudential U.S. Emerging Growth Fund, Inc.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                           Prudential (LOGO)
Sponsor: PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC
-------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------
Please Read and Retain                                     Prospectus dated
This Prospectus for Future Reference                       October 31, 2001

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

    Prudential Financial is a service mark of Prudential, Newark, NJ, and its affiliates. Securities products and services are offered through Prudential Investment Management Services LLC, a Prudential company.
--------------------------------------------------------------------------------
    This Prospectus does not contain all the information with respect to the investment company set forth in its registration and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.
--------------------------------------------------------------------------------

                       GOVERNMENT SECURITIES EQUITY TRUST
                                   Series 12

                               Table of Contents

                                                            Page
                                                           -----
Summary of Essential Information........................     A-v
Report of Independent Accountants.......................     A-1
Statement of Financial Condition........................     A-2
Schedule of Portfolio Securities........................     A-8
The Trust...............................................     B-1
    Trust Formation.....................................     B-1
    Securities Selection................................     B-2
    Stripped U.S. Treasury Obligations..................     B-2
    Prudential U.S. Emerging Growth Fund, Inc...........     B-2
    Portfolio Manager...................................     B-3
    Distributor.........................................     B-3
    General Information Regarding the Fund..............     B-3
    Financial Highlights................................     B-3
    Investment Objective and Policies...................     B-4
    Additional Investment Policies and Practices of the
    Fund................................................     B-4
    Other Equity Securities.............................     B-4
    Foreign Securities..................................     B-5
    Fixed-Income Obligations, Including Bonds and Money
    Market Instruments..................................     B-5
    Temporary Defense Investments.......................     B-5
    Repurchase Agreements...............................     B-5
    Derivative Strategies...............................     B-5
Futures Contracts and Related Options...................     B-5
    Foreign Currency Forward Contracts..................     B-5
    Options.............................................     B-5
    Additional Strategies...............................     B-6
    Portfolio Turnover..................................     B-6
    Fund Risk Factors...................................     B-6
    Stocks of Small and Medium-sized Companies..........     B-7
    Stocks of Larger U.S. Companies.....................     B-7
    Fixed-Income Obligations............................     B-7
    Foreign Securities..................................     B-7
    Derivatives.........................................     B-7
    Illiquid Securities.................................     B-7
    U.S. Government Securities..........................     B-8
    Money Market Instruments............................     B-8
    Net Asset Value of the Fund Shares..................     B-8
    Fund Distributions and Taxes........................     B-9
    Risk of Investment in Units.........................     B-9
    Litigation..........................................    B-10
    The Units...........................................    B-10
Tax Status of the Trust.................................    B-10
Retirement Plans........................................    B-12

                                                            Page
                                                           -----
Public Offering of Units................................    B-12
    Public Offering Price...............................    B-12
    Sales Charge........................................    B-13
    Public Distribution.................................    B-13
    Secondary Market....................................    B-13
    Profit of Sponsor...................................    B-14
    Volume Discount.....................................    B-14
    Employee Discount...................................    B-15
Exchange Option.........................................    B-15
Reinvestment of Trust Distributions.....................    B-16
Expenses and Charges....................................    B-17
    Trust Fees and Expenses.............................    B-17
    Creation and Development Fee........................    B-17
    Other Charges.......................................    B-17
    Payment.............................................    B-17
Rights of Unit Holders..................................    B-18
    Ownership of Units..................................    B-18
    Certain Limitations.................................    B-18
    Distributions.......................................    B-18
    Reports and Records.................................    B-19
    Tender of Units for Redemption......................    B-19
    Purchase by the Sponsor of Units Tendered for
    Redemption..........................................    B-20
    Computation of Redemption Price per Unit............    B-20
Comparison of Public Offering Price and Redemption
Price...................................................    B-21
Sponsor.................................................    B-21
    Limitations on Liability............................    B-21
    Responsibility......................................    B-21
    Resignation.........................................    B-21
Trustee.................................................    B-21
    Limitations on Liability............................    B-22
    Responsibility......................................    B-22
    Resignation.........................................    B-22
Evaluator...............................................    B-22
    Limitations on Liability............................    B-22
    Responsibility......................................    B-23
    Resignation.........................................    B-23
Amendment and Termination of the Indenture..............    B-23
    Amendment...........................................    B-23
    Termination.........................................    B-23
    Code of Ethics......................................    B-24
Legal Opinions..........................................    B-24
Independent Accountants.................................    B-24

The Trust

    Government Securities Equity Trust Series 12 consists of one underlying unit investment trust (the 'Trust' or 'GSET' as the context requires) composed of stripped United States Treasury issued notes or bonds paying no current interest (the 'Treasury Obligations') and shares of Class A common stock ('Fund Shares') of Prudential U.S. Emerging Growth Fund, Inc. (the 'Fund'), an open-end diversified registered management investment company (the Treasury Obligations and Fund Shares, collectively, referred to as 'Securities'). This Trust contains Treasury Obligations maturing in approximately 13 years.

Objectives

    The objectives of the Trust are to attempt to obtain safety of capital through investment in stripped United States Treasury issued notes or bonds paying no current interest but accruing income and to attempt to provide for capital appreciation through investment in shares of the Fund. There is no assurance that the objectives of the Fund or the Trust will be achieved.

    The Trust Portfolio is not managed and has been structured so that a Unit Holder will receive, at the Mandatory Termination Date of the Trust, an amount per Unit at least equal to $15.00, even if the value of the Fund Shares were to decline to zero, from the maturity proceeds of the Treasury Obligations.

The Fund in Which the Trust Invests

    The Fund in which the Trust invests (approximately 50% of Trust assets) is a managed investment company with the investment objective of long-term capital appreciation. This means the Fund seeks investments whose price will increase over several years. The Fund normally invests at least 65% of its investable assets in equity securities of small and medium sized U.S. companies with the potential for above-average growth. The Fund considers small and medium-sized companies to be those with market capitalizations that are less than the capitalization of the company in the Standard & Poor's (S&P) Mid-Cap 400 Stock Index with the largest capitalization as of the end of a calendar quarter. As of December 29, 2000, this number was $13 billion. Market capitalization is measured at the time of purchase. The Fund looks for companies that have:

       - a unique market niche,

       - a strong new product profile, or

       - superior management.

    In addition to buying equities, the Fund may invest in other equity-related securities which include common stocks; nonconvertible preferred stocks; American Depository Receipts ('ADRs'); warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; real estate investment trusts ('REITs') and similar securities. The Fund may buy investment-grade convertible securities--such as bonds, corporate notes and preferred stocks--that can be converted into the company's common stock or some other equity security. Generally, the Fund considers selling a security when, in the opinion of the Fund's investment adviser (the 'Investment Adviser'), the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movements.

    The Fund may participate in the initial public offering (IPO) market. IPO investments may increase the Fund's total returns. As the Fund's assets grow, the impact of IPO investments will decline, which may reduce the Fund's total returns.

    The Fund may also have up to 20% of its assets invested in other equity securities of companies with larger market capitalizations than previously noted, in foreign securities, in U.S. government securities or in fixed-income obligations, including bonds and money market instruments. The Fund may also use derivatives to try to improve the Fund's returns and hedging techniques to try to protect the Fund's assets. The Fund may purchase and sell put and call options on equity securities, financial indexes and foreign currencies traded on U.S. or foreign securities exchanges or in the over-the-counter market. The Fund also may purchase and sell financial futures contracts and related options on financial futures and enter into foreign currency forward contracts to protect the value of its assets against future changes in the level of foreign exchange rates. The Fund may also hold illiquid securities, may invest in repurchase agreements and may temporarily invest in more high-quality foreign or domestic money market instruments.

    It is not a principal strategy of the Fund to actively and frequently trade its portfolio securities to achieve its investment objective. Nevertheless, the Fund normally may have an annual portfolio turnover rate of up to 200%, and in times of extreme market volatility, the Fund's turnover rate may exceed 200%. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases or sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher brokerage commissions and other transaction costs and can affect the Fund's performance. It also can result in a greater amount of distributions as ordinary income rather than long-term capital gains. While the Fund makes every effort to achieve its objective, it cannot guarantee success. The Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Fund Board can change investment policies that are not fundamental. See 'Additional Investment Policies and Practices of the Fund' in Part B of this Prospectus.

Stripped U.S. Treasury Obligations in Which the Trust Invests

    The Treasury Obligations in the Trust portfolio consist of United States Treasury Obligations which have been stripped by the United States Treasury of their unmatured interest coupons or those stripped coupons or receipts or certificates evidencing those obligations or coupons. The obligor with respect to the Treasury Obligations is the United States Government.

Investment Risks

    Investors should be aware of the risks which an investment in Units of the Trust may entail. During the life of the Trust, the value of the portfolio Securities and hence the Units will fluctuate and therefore the Redemption Price per Unit may be more or less than the price paid by the investor. Changes in the price of the Treasury Obligations and changes in the net asset value of the Fund Shares will affect the price of the Trust's Units.

    An investment in Units should be made with the understanding of the risks inherent in ownership of Fund Shares and Treasury Obligations.

       - You may lose money by buying Units in the Trust.

       - The general condition of the market may weaken.

    The stripped United States Treasury issued notes or bonds do not bear current interest. The value of the Treasury Obligations will fluctuate inversely with change in interest rates. The Treasury Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than securities of comparable quality which make periodic interest payments. See 'The Trust--Stripped U.S. Treasury Obligations' in Part B.

    The value of Fund Shares will change as the value of the underlying portfolio securities of the Fund increases or decreases. Among the principal risks of the Fund is market risk, which is the risk of losses from adverse changes in the stock market. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Because the Fund invests primarily in equities, there is the risk that the price of particular equities the Fund owns may go down, or the value of the equity markets or a sector of them could go down. Stock markets are volatile. Generally, the stock prices of small and medium-sized companies vary more than the prices of large company stocks and may present above-average risks. This means that when stock prices decline overall, the Fund may decline more than the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). Changes in interest rates also may affect the securities of small and medium-sized companies more than the securities of larger companies. In addition, different parts of a market can react differently to adverse domestic or international markets, regulatory, political and economic developments. Since the Fund's objective is long-term capital appreciation, the companies in which it invests generally reinvest their earnings rather than distribute them to shareholders. As a result, the Fund is not likely to receive significant dividend income on its portfolio securities.

    Since the Fund invests in foreign securities, there are additional risks. Foreign markets often are more volatile than U.S. markets and generally are not subject to regulatory requirements comparable to those of U.S. issuers. Changes in currency exchange rates can reduce or increase market performance and foreign securities may be less liquid than U.S. stocks and bonds. The Fund invests in debt obligations which have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay the Fund interest or repay principal. Market risk, as defined above, may also affect investments. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline. The Fund's holdings, share price and total return may fluctuate in response to bond market movements.

    Some of the Fund's investment strategies, such as using derivatives and leverage, also involve above-average risks. The Fund may use risk management techniques to try to preserve assets or enhance return. Derivatives may not fully offset the underlying positions and this could result in losses to the Fund that would otherwise not have occurred. Leverage risk is the risk associated with investments or trading strategies (such as short sales) that relatively small market movements may result in large changes in the value of an investment. Derivatives, whose use may not have the intended effects and may result in losses or missed opportunities, involve costs to the Fund that could diminish return and create a risk of default by the other party to the contract. See 'The Trust--General Information Regarding the Fund--Additional Investment Policies and Practices--Fundamental Investment Policies.'

    The Fund may actively and frequently trade its portfolio securities. High portfolio turnover results in higher transaction costs and can affect the Fund's performance and have adverse tax consequences. Illiquid securities in which the Fund invests may be difficult to value precisely and may be difficult to sell at the desired price and time. U.S. government securities, in which the Fund also may invest, are not all insured or guaranteed by the U.S government, but only by the issuing agency. This limits potential for capital appreciation and involve market, credit and interest rate risk.

    Like any investment in securities, an investment in the Fund could lose value and you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Trust is 'concentrated' in Fund Shares, so you should be aware that the potential for capital appreciation or losses is directly related to the investment performance of the Fund itself. The Fund has not been structured to generate dividends and therefore dividend distributions by the Trust are likely to be insignificant.

    Although the Trust is structured to return your initial purchase cost of a Unit through the distribution of the Treasury Obligations' maturity value on the Mandatory Termination Date of the Trust, you will have included the accrual of original issue discount on such Treasury Obligations in income for federal income tax purposes and will have paid federal income tax on this accrual. If you hold your Units to Trust maturity you may suffer a loss to the extent your purchase cost of a Unit exceeds $15.00 since the capital protection is limited to the aggregate maturity value per Unit of Treasury Obligations. Similarly, if you sell your Units before Trust maturity you may suffer a loss to the extent that the price you receive upon the sale of your Units is less than the purchase price of your Units.

    FOR ADDITIONAL RISK FACTORS RELATING TO INVESTMENT IN THE FUND SHARES HELD BY THE TRUST, SEE PART B OF THIS PROSPECTUS.

                               PORTFOLIO SUMMARY

    $16,800,000 face amount of Treasury Obligations maturing on November 15, 2014 and 238,168 Fund Shares were held in the Trust on October 25, 2001. The Treasury Obligations and the Fund Shares represented 71.94% and 28.06%, respectively, of the total of the aggregate offering side evaluation of Treasury Obligations in the Trust and the aggregate value of Fund Shares on October 25, 2001.

                                   FEE TABLE

    This Fee Table is intended to help you to understand the costs and expenses that you will bear directly or indirectly. See Part B--'Public Offering of Units' and 'Expenses and Charges.' Although the Trust is a unit investment trust rather than a mutual fund, this information is presented to permit a comparison of fees and an understanding of the costs and expenses that you pay.

                                                                                 Amount Per
                                                                                  100 Units
                                                                               on October 25,
Unit Holder Sales Charges                                                           2001
----------------------------------------------------------------------------  -----------------
Maximum Sales Charge........................................................       $ 55.35          5.00%*
Creation and Development Fee (maximum) (.25% per year)(c)...................       $  2.63          2.25%
Maximum Sales Charge (including Creation and Development Fee)...............                                    7.25%

     * Initial Sales Charge paid at purchase (as a percentage of public
       offering price)                                                             $  9.85          0.89%(a)
       DSC paid in installments (as a percentage of Public Offering
       Price)...............................................................       $ 45.50          4.11%(b)
                                                                                   -------
       Initial Sales Charge and DSC.........................................       $ 55.35                      5.00%
                                                                                   -------
                                                                                   -------
Annual Trust Operating Expenses (as a percentage of average net assets)
     Annual Trustee's Fee...................................................       $  0.95           .09%
Other Operating Expenses (including Portfolio Supervision, Bookkeeping and
  Administrative Fees)......................................................       $  1.16           .11%
                                                                                   -------        ------
     Total(d)...............................................................       $  2.11           .20%
                                                                                   -------        ------
                                                                                   -------        ------

                                    Example

                                                                                        Cumulative Expenses
                                                                                          Paid For Period:
                                                                                   ------------------------------
                                                                                   1 Year           3 Years
                                                                                   ------     -------------------
An investor would pay the following expenses on a $10,000 investment, assuming the Trust's operating expense ratio of 0.45% and a 5% annual return on the
  investment throughout the periods............................................     $145             $ 243

    The Example assumes a redemption and reinvestment of all dividends and distributions and utilizes a 5% annual rate of return. For purposes of the Example, an annual reinvestment of the 5% annual return is assumed. The Example should not be considered a representation of past or future expenses or annual rate of return; the actual expenses and annual rate of return may be more or less than those assumed for purposes of the Example.

(a) The Upfront Sales Charge is actually the difference between 5.00% and the Deferred Sales Charge ('DSC') ($.455 per Unit).

(b) The actual fee is $6.50 per quarter per 100 Units, irrespective of purchase or redemption price, deducted in 8 quarters of the Trust commencing August 1, 2001. If you sell, exchange or redeem Units before all of these deductions have been made, the balance of the Deferred Sales Charge will be deducted from the Unit proceeds..

(c) The Creation and Development Fee is a new charge that compensates the Sponsor for the creation and development of the Trust. This fee is a charge of .25% per year during the life of the Trust. The Trust accrues this fee monthly during the life of the Trust based on its net asset value on the last business day of each month and pays the Sponsor monthly. In connection with the Creation and Development Fee, in no event will the Sponsor collect over the life of the Trust more than 2.25% of a Unit Holder's initial investment. If you sell or redeem Units, no additional Creation and Development Fee will be charged on those Units. For further information about this fee see 'Creation and Development Fee' later in this Prospectus.

(d) The estimates do not include the cost borne by Unit Holders of purchasing and selling Securities.

                        SUMMARY OF ESSENTIAL INFORMATION
                  GOVERNMENT SECURITIES EQUITY TRUST SERIES 12
                             As of October 25, 2001

AGGREGATE MATURITY VALUE OF TREASURY OBLIGATIONS...........................................   $   16,800,000
AGGREGATE NUMBER OF FUND SHARES DEPOSITED..................................................          238,168
NUMBER OF UNITS............................................................................        1,120,000
FRACTIONAL UNDIVIDED INTEREST IN THE TRUST REPRESENTED BY EACH UNIT........................    1/1,200,000th
     Aggregate offering side evaluation of Treasury Obligations in the Trust...............   $ 8,489,376.00
     Aggregate value of Fund Shares**......................................................   $ 3,310,535.20
     Aggregate liabilities.................................................................   $   (17,758.08)
                                                                                              --------------
     Total.................................................................................   $11,782,153.12
                                                                                              --------------
     Divided by 1,120,000 Units............................................................   $        10.52
                                                                                              --------------
     Plus maximum sales charge of 5.00% of Public Offering Price plus the DSC, (5.263% of
     net amount invested in Securities)***.................................................   $         0.55
     Less Deferred Sales Charge per Unit...................................................   $        0.455
     Upfront Sales Charge per Unit.........................................................   $         .095
                                                                                              --------------
     Public Offering Price per Unit****....................................................   $        11.07
                                                                                              --------------
                                                                                              --------------
REDEMPTION AND SPONSOR'S SECONDARY MARKET REPURCHASE PRICE PER UNIT***** (based on the bid side evaluation of underlying Treasury Obligations and net asset value of the Fund Shares less the Deferred Sales Charge per Unit, $1.00 less than the Public Offering Price per
  Unit)....................................................................................   $        10.07
QUARTERLY RECORD DATES: November 1, February 1, May 1, August 1
QUARTERLY DISTRIBUTION DATES: November 15, February 15, May 15, August 15, or as soon thereafter as possible.
MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $2.50 per 100 Units.
TRUSTEE'S ANNUAL FEE AND ESTIMATED EXPENSES (including Evaluator's fee): $2.11 per 100
  Units.(D)
CREATION AND DEVELOPMENT FEE: $2.63 per 100 Units.
EVALUATOR'S FEE FOR EACH EVALUATION OF TREASURY OBLIGATIONS: $5.00
EVALUATION TIME: 4:00 P.M. New York Time or close of regular trading on the New York Stock
  Exchange
MANDATORY TERMINATION DATE: November 15, 2014(D)(D)
MINIMUM VALUE OF TRUST: The Indenture may be terminated if the value of the Trust is less than 40% of the aggregate maturity values of Treasury Obligations calculated after the most recent deposit of Treasury Obligations.
DEFERRED SALES CHARGE DEDUCTION DATES: The 1st day of each quarter commencing August 1,
  2001 through and including May 2003.
DATE OF DEPOSIT: July 18, 2000.*

                                                 (Footnotes appear on next page)

      * The Date of Deposit. The Date of Deposit is the date on which the Trust Indenture and Agreement was signed and the initial deposit of Securities with the Trustee was made.

     ** Calculated by multiplying aggregate Fund Shares by the current net asset value per share (excluding any sales load on the Fund Shares).

   *** The sales charge consists of an Upfront Sales Charge and a Deferred Sales Charge. The Upfront Sales Charge is computed by deducting the Deferred Sales Charge ($.455 per Unit) from the aggregate sales charge (a maximum of 5% of the Public Offering Price); thus on the date of this Summary of Essential Information, the Upfront Sales Charge is $.095 per Unit or 0.89% of the Public Offering Price. The Upfront Sales Charge is calculated based on the total sales charge at the time of purchase and added to the net asset value of a Unit and, therefore, may vary based on changes in the valuation of the Securities. The Upfront Sales Charge is included in the purchase price at the time of purchase and is reduced on purchases of $100,000 or more (see Part B--'Public Offering of Units--Volume Discount'). The Deferred Sales Charge is paid through reduction of the net asset value of the Trust by $6.50 per 100 Units on each Deferred Sales Charge Deduction Date through the sale of Fund Shares. After the initial offering period, Units may be available for purchase from the Sponsor at a price based upon the bid side evaluation of the Treasury Obligations plus the net asset value of Fund Shares plus a sales charge as set forth in Part B, 'Public Offering of Units--Volume Discount.' The total sales charge consists, after the initial offering period, of a sales charge based on the bid side evaluation of the Treasury Obligations plus the net asset value of Fund Shares calculated as set forth in Part B--Public Offering of Units--Secondary Market Sales Charge. The Upfront Sales Charge for a secondary market purchase will equal the difference between such total secondary market sales charge and any unpaid DSC remaining at the time of purchase. If a Unit Holder exchanges, redeems or sells his Units to the Sponsor prior to the last Deferred Sales Charge Deduction Date, the Unit Holder is obligated to pay any remaining Deferred Sales Charge, the amount of which will reduce the disposition proceeds.

  **** This Public Offering Price is computed as of October 25, 2001. This price may vary on the date of this Prospectus or any subsequent date.

***** This price is computed as of October 25, 2001. This price may vary on the date of this Prospectus or any subsequent date. It reflects deductions for remaining Deferred Sales Charge payments.

        (D) See: 'Expenses and Charges' herein. The fees accrue quarterly and are payable on each Distribution Date. Estimated distributions from the Fund on the Fund Shares are expected by the Sponsor to be sufficient to pay the estimated expenses of the Trust.

    (D)(D) The Trust may be terminated before the Mandatory Termination Date. See Part B--'Amendment and Termination of the Indenture--Termination.'

    For an explanation of the management fees paid by the Fund (as of October 31, 2000, 0.60% of Fund average net assets), see page B-3.

Special Characteristics of the Trust

    DISTRIBUTIONS: The Trustee will distribute dividends and 12b-1 fees relating to the Fund Shares received by the Trust (net of expenses) and return of capital, if any, on or shortly after each Quarterly Distribution Date to Unit Holders of record on the Record Date immediately before that Quarterly Distribution Date. (See Part B--'Rights of Unit Holders--Distributions.') We can not assure that there will be any amounts available for distribution to Unit Holders because the expenses of the Trust may exceed the dividend income and 12b-1 fees received by the Trust. Accrual of original issue discount on the Treasury Obligations will not be distributed on a current basis, although Unit Holders will be subject to income tax at ordinary income rates as if a current distribution of such amounts had been made. You may invest distributions from the Trust in additional Units of the Trust.

    PUBLIC OFFERING PRICE: The Public Offering Price of the Units of the Trust during the initial offering period is based on the net asset value of the underlying Fund Shares and the offer side evaluation of the Treasury Obligations in the Trust's Portfolio divided by the number of Units outstanding in the Trust, plus the applicable sales charge. A proportionate share of amounts, if any, in the Income Account is also added to the Public Offering Price. (See Part B--'Public Offering of Units--Public Offering Price') The Upfront Sales Charge will vary with changes in the aggregate sales charge. After the initial public offering period, in the secondary market the Public Offering Price of the Units is computed by adding to the aggregate bid side evaluation of the Treasury Obligations the aggregate net asset value of Fund Shares in the Trust, dividing such sum by the number of Units outstanding and then adding a sales charge of 5% of the Public Offering Price (5.263% of the net amount invested). The Upfront Sales Charge for a secondary market purchase will equal the difference between the total secondary market sales charge and any unpaid DSC remaining at the time of purchase. Any money in the Income and Principal Accounts other than money required to redeem tendered Units will be added to the Public Offering Price.

    Unit Holders investing the proceeds of distribution from a Series of National Equity Trust upon purchase of Units of the Trust, will be subject only to the Deferred Sales Charge on those Units. If a Unit Holder exchanges, redeems or sells his Units to the Sponsor before the last Deferred Sales Charge Deduction Date, the Unit Holder is obligated to pay any remaining Deferred Sales Charge.

    SECONDARY MARKET: The Sponsor, although not obligated to do so, presently intends to maintain a secondary market for the Units in the Trust as more fully described under Part B--'Public Offering of Units-Secondary Market.' If this market is not maintained, a Unit Holder will be able to dispose of his Units only by tendering his Units to the Trustee for redemption. (See Part B--'Rights of Unit Holders--Redemption--Computation of Redemption Price per Unit.') The Sponsor's Repurchase Price, like the Redemption Price, will reflect the deduction from the value of the underlying Securities of any unpaid amount of the Deferred Sales Charge. To the extent the entire Deferred Sales Charge has not been so deducted or paid at the time of redemption of the Units, the remainder will be deducted from the proceeds of redemption or in calculating an in-kind redemption.

    TRUST TERMINATION: The Trust will terminate on the Termination Date unless terminated earlier.

    TERMINATION OPTIONS: You must notify the Trustee before the Mandatory Termination Date of the Trust of the options(s) that you choose. You may elect one or more of the following two options.

       - Receipt of Securities 'in-kind'

       - Receipt of the cash value of the Unit

    You may invest the proceeds from the Treasury Obligations in Fund Shares by purchasing Fund Shares directly from the Fund at net asset value.

    Please see the Termination section for additional information about each option and for information about how the Trust will terminate.

                       Report of Independent Accountants

To the Unit Holders, Sponsor and Trustee
Government Securities Equity Trust Series 12

In our opinion, the accompanying statement of financial condition, including the schedule of portfolio securities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Government Securities Equity Trust Series 12 (the "Trust") at June 30, 2001, the results of its operations and the changes in its net assets for the period July 18, 2000 (date of deposit) through June 30, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trustee; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trustee, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2001 by correspondence with the Trustee, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
October 26, 2001
                                          A-1

                            STATEMENT OF FINANCIAL CONDITION

                     GOVERNMENT SECURITIES EQUITY TRUST SERIES 12

                                    June 30, 2001

                                   TRUST PROPERTY


Investments in Securities at market value
(amortized cost  $12,359,010) (Note (a) and
Schedule of Portfolio Securities                                  $11,176,043
   Notes (4) and (5))

                       LIABILITIES AND NET ASSETS

Less Liabilities:

   Creation and Development fee payable                                4,671

   Due to Trustee                                                     25,472
                                                                      30,143

Net Assets:                                                       11,145,900

  Balance applicable to 1,040,000 Units of fractional undivided interest issued and outstanding (Note (c)):

   Capital, less net unrealized market
     depreciation of $1,182,967                     $10,874,328

   Undistributed principal and
   net investment income  (Note (b))                    271,572

     Net assets                                                  $11,145,900

Net asset value per Unit ($11,145,900 divided by
   1,040,000 Units)                                                 $10.7172

                    See notes to financial statements

                          STATEMENT OF OPERATIONS

                 GOVERNMENT SECURITIES EQUITY TRUST SERIES 12


                                    For the period July 18, 2000 (date of
                                    deposit) through June 30, 2001

Investment income (Note (a)(2):

 Interest                                                    $ 300,554

 Dividends                                                     183,261

 Other income                                                    6,084

   Total income                                                489,899

Less Expenses:

 Creation and Development Fee                                   25,125

 Trust fees and expenses                                        11,057

   Total expenses                                               36,182

   Investment income - net                                     453,717

Net loss on investments:

 Realized loss on securities sold or
  redeemed                                                    (47,013)

 Capital gain distributions received                          356,535

 Net unrealized market depreciation                        (1,182,967)

   Net loss on investments                                   (873,445)

Net decrease in net assets
 resulting from operations                                 $ (419,728)

                     See notes to financial statements

                       STATEMENT OF CHANGES IN NET ASSETS

                  GOVERNMENT SECURITIES EQUITY TRUST SERIES 12


                                     For the period July 18, 2000 (date of
                                     deposit) through June 30, 2001

Operations:

 Investment income - net                                      $ 453,717

 Realized loss on securities
  sold or redeemed                                              (47,013)

 Capital gain distributions received                            356,535

 Net unrealized market depreciation                          (1,182,967)

   Net decrease in net
  assets resulting from operations                             (419,728)

Less Distributions to Unit Holders:

 Principal                                                     (356,700)

 Investment income -- net                                      (182,040)

    Total distributions                                        (538,740)

Capital Share Transactions:

 Creation of 1,040,000 additional units                      12,066,458

 Redemption of 20,000 units                                    (207,540)

 Net investment loss on redemption                                   60

  Total capital share transactions                           11,858,978

Net increase in net assets                                   10,900,510

Net assets:

 Beginning of period                                            245,390

 End of period (including undistributed
  principal and net investment income
  of $271,572)                                               11,145,900

                      See notes to financial statements

                         NOTES TO FINANCIAL STATEMENTS

                 GOVERNMENT SECURITIES EQUITY TRUST SERIES 12

                                June 30, 2001

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust, which are in accordance with accounting principles generally accepted in the United States of
    America:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of each Trust included in the Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the Zero Coupon
    Treasury Obligations, and by calculations based on the net asset value per share of the mutual fund, on the last day of trading during the period. The value on the date of initial deposit (July
    18, 2000) and the cost of investments purchased thereafter represents the cost of investments to the Trust based on the offering evaluations and the net asset value per share, of the Treasury Obligations and mutual fund shares, respectively, as of the close of business on the date of initial deposit or purchase. The difference between the initial cost and face amount of the Treasury Obligations at the date of purchase is being amortized over the period to its maturity date using the interest method.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.
                                     A-5

                         NOTES TO FINANCIAL STATEMENTS

                  GOVERNMENT SECURITIES EQUITY TRUST SERIES 12

                                June 30, 2001

(4) Expenses

    The Trust pays annual Trustee's fee, estimated expenses, Evaluator's fees, Creation and Development fee, and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.

(b) DISTRIBUTIONS

    Distributions from the income and principal accounts, if any, received by the Trust are made to Unit Holders on a quarterly basis and distributions of any net capital gains received in respect of the mutual fund shares will be made at least annually to Unit Holders of record. Income from the amortization of original issue discount on the Zero Coupon Treasury Obligations will not be distributed on a current basis. Upon termination of the Trust, the Trustee will distribute, upon surrender of Units for cancellation, to each Unit Holder his pro rata share of the Trust's assets, less expenses, in the manner set forth under "Amendment and Termination of the Trust - Termination" herein.

(c) COST TO INVESTORS

    A reconciliation of the cost of Units to investors to the net amount applicable to investors as of June 30, 2001 follows:

Cost to investors                                       $12,959,840
Less: Gross underwriting commissions (sales charge)         647,992
Net cost to investors                                    12,311,848
Cost of securities sold or redeemed,
 including interest accretion of $8,002                    (253,392)
Net unrealized market depreciation                       (1,182,967)
Accumulated interest accretion                              300,554
Net amount applicable to investors                      $11,176,043

                        NOTES TO FINANCIAL STATEMENTS

                GOVERNMENT SECURITIES EQUITY TRUST SERIES 12

                             June 30, 2001

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust for the period
    July 18, 2000 (date of deposit) to June 30, 2001:

                                       For the period ended June 30, 2001

Principal distributions during
 period                                                    $ .4350

Net investment income distributions
 during the period                                         $ .2220

Net asset value at end of period                          $10.7172

Trust Units outstanding at end
 of period                                               1,040,000

                      SCHEDULE OF PORTFOLIO SECURITIES

                 GOVERNMENT SECURITIES EQUITY TRUST SERIES 12

                                June 30, 2001

Port-
folio      Name of Issuer/Title of        Maturity Amount or      Market
 No.       Portfolio Security (1)         Number of Shares      Value (4)(5)
1.   Stripped United States Treasury
     Obligations Maturing 11/15/2014 (2)      $15,600,000         $7,119,372

2.   Shares of the Prudential U.S. Emerging
     Growth Fund, Inc., Class A shares
     ($17.69 per Fund Share) (3)                  229,320          4,056,671

                                                                 $11,176,043

             See notes to Schedule of Portfolio Securities

                   NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                 GOVERNMENT SECURITIES EQUITY TRUST SERIES 12

                                June 30, 2001

(1) None of the Securities is redeemable by operation of optional call provisions.

(2) The Zero Coupon Treasury Obligations have been purchased at a discount from their par value because there is no stated interest income thereon (such Securities are often referred to as zero coupon Securities). Over the life of the Treasury Obligations such discount accrues and upon maturity thereof the holders will receive 100% of the Treasury Obligation maturity amount thereof.

(3) The mutual fund's investment manager is Prudential Investments Fund Management LLC.

(4) The market value of the Treasury Obligations as of June 30, 2001 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date. The market value of the mutual fund shares was calculated by multiplying the aggregate number of shares by the current net asset value per share as of the same date.

(5) At June 30, 2001, the net unrealized market depreciation of Securities was comprised of the following:

    Gross unrealized market appreciation              $353,653
    Gross unrealized market depreciation            (1,536,620)
    Net unrealized market appreciation             ($1,182,967)

    The amortized cost of the Securities for Federal income tax purposes was $12,359,010 at June 30, 2001.

                                     PART B

                       GOVERNMENT SECURITIES EQUITY TRUST
                                   SERIES 12

                            ------------------------

                                  INTRODUCTION

    Prudential Securities Incorporated*, The Bank of New York (the'Trustee') and Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc. (the 'Evaluator') signed a Trust Indenture and Agreement and a related Reference Trust Agreement dated the Date of Deposit (collectively, the 'Indenture')** that created this series of the Government Securities Equity Trust under the laws of the State of New York.

                                   THE TRUST

Trust Formation

    The Trust was created simultaneously with the deposit of the Securities with the Trustee and the execution of the Indenture. With the deposit of the Securities in the Trust on the Date of Deposit, the Sponsor established a proportionate relationship between the maturity amounts of Treasury Obligations and the number of Fund Shares in the Portfolio. The Sponsor may, but is not obligated to, deposit additional Securities (including contracts together with an irrevocable letter of credit for the purchase thereof) in the Trust, receive in exchange therefor additional Units and offer such Units to the public by means of this Prospectus. Under the Indenture and Agreement, the Sponsor can deposit additional Securities and contracts to purchase additional Securities together with a letter of credit and/or cash or a letter of credit instead of cash. The Sponsor may then give instructions to the Trustee to purchase additional Securities in order to create additional Units. Any deposit of additional Securities and cash must replicate the portfolio exactly as it was immediately before that deposit.

    Since the Sponsor deposits cash or a letter of credit in lieu of cash and gives instructions to the Trustee to purchase additional Securities to create Additional Units, Units, including previously issued Units, may represent more or less of that Security and more or less of other Securities in the Portfolio of the Trust. This is because the price of a Security fluctuates between the time the cash is deposited and the time the cash is used to purchase the Security. As additional Units are issued by the Trust as a result of the deposit of additional Securities by the Sponsor, the aggregate value of the Securities in the Trust will be increased and the fractional undivided interest in the Trust represented by each Unit will be decreased.

    If any Units are redeemed by the Trustee, the number of Securities in the Trust will be reduced by an amount allocable to redeemed Units and the fractional undivided interest in the Trust represented by each unredeemed Unit will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust pursuant to the Indenture.

    Units will be sold to investors at the Public Offering Price next computed after receipt of the investor's order to purchase Units, if Units are available to fill orders on the day that such price is set. If Units are not available or are insufficient to fill the order (e.g., if demand for Units exceeds the Units available for sale and the Sponsor is not yet able to create additional Units) the investor's order will be rejected by the Sponsor. The number of Units available may be insufficient to meet demand because of the Sponsor's inability to or decision not to purchase and deposit Treasury Obligations of the required type and/or Fund Shares (as defined below) in amounts sufficient to maintain the proportionate relationship between maturity values of Treasury Obligations and numbers of Fund Shares of the Fund (as defined below) required to create additional Units. The Sponsor may, if unable to accept orders on any given day, offer to execute the order as soon as sufficient Units can be created. An investor will be deemed to place a new order for that number of Units each day until that order is accepted. The investor's order will then be executed, when Units are available, at the Public Offering Price next calculated after such continuing order is accepted. The investor will, of course,

------------
     * Prudential Investment Management Services LLC (the 'Sponsor') replaced Prudential Securities Incorporated as Sponsor of the Trust, effective July 1, 2001. Prudential Securities Incorporated will continue to perform the portfolio supervisory services of the Trust.

    ** Reference is hereby made to said Indenture and any statements contained herein are qualified in their entirety by the provisions of said Indenture.

be able to revoke his purchase offer at any time before acceptance by the Sponsor. The Sponsor will execute orders to purchase in the order it determines that they are received, i.e., orders received first will be filled first.

    On a recent date the Trust consisted of the Securities listed under 'Schedule of Portfolio Securities.' Neither the Sponsor nor any affiliate of the Sponsor will be liable in any way for any default, failure or defect in any Securities.

Securities Selection

    In selecting Treasury Obligations for deposit in the Trust, the following factors, among others, were considered by the Sponsor:

       - the prices and yields of such securities and

       - the maturities of such securities.

    In selecting the Fund Shares for deposit in the Trust, the following factors, among others, were considered by the Sponsor:

       - the historical performance of the Fund and

       - the nature of the underlying Fund portfolio.

    The Trust consists of the Securities listed under 'Schedule of Portfolio Securities' herein as may continue to be held from time to time in the Trust, newly deposited Securities meeting requirements for creation of additional Units and undistributed cash receipts from the Fund and proceeds realized from the disposition of Securities.

Stripped U.S. Treasury Obligations

    The Treasury Obligations in the portfolio consist of United States Treasury Obligations which have been stripped by the United States Treasury of their unmatured interest coupons or such stripped coupons or receipts or certificates evidencing such obligations or coupons. The obligor with respect to the Treasury Obligations is the United States government. Such Treasury Obligations may include certificates that represent rights to receive the payments that comprise a U.S. government bond.

    U.S. Treasury bonds evidence the right to receive a fixed payment at a future date from the U.S. government, and are backed by the full faith and credit of the U.S. government. The Treasury Obligations can be purchased at a deep discount because the buyer receives only the right to receive one fixed payment at a specific date in the future and does not receive any periodic interest payments. The effect of owning deep discount obligations which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the Unit Holder's ability to reinvest at higher rates in the future. For this reason, the Treasury Obligations are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest on a current basis. Investors should be aware that income in respect of the accrual of original issue discount on the Treasury Obligations, although not distributed on a current basis, will be subject to income tax on a current basis at ordinary income tax rates (see 'Tax Status of the Trust').

Prudential U.S. Emerging Growth Fund, Inc. (the 'Fund')

    The portfolio of the Trust contains the Fund's Class A shares (the 'Fund Shares'). The following disclosure concerning the Fund was derived from the prospectus for the Fund. While the Sponsor has not independently verified this information it has no reason to believe that this information is not correct in all material respects. No representation is made herein as to the accuracy or adequacy of such information. The Statement of Additional Information for the Fund contains information not included in this prospectus and may be obtained from the Securities and Exchange Commission (File No. 811-07811). The Fund's prospectus is available to persons interested in purchasing Units of the Trust upon request.

    The investment adviser of the Fund, which has served as such since August 24, 2001, is Jennison Associates LLC, who is responsible for all investment advisory services (the 'Investment Adviser'). The Fund's manager is Prudential Investments Fund Management LLC ('PIFM'), which manages the Fund's investment operations, administers its business affairs and supervises the Fund's investment adviser. The Fund's investment adviser has served investment companies since 1987.

    Under a management agreement with the Fund, PIFM manages the Fund's investment operations and administers its business affairs. PIFM also is responsible for supervising the Fund's investment adviser. For the fiscal year ended October 31, 2000, the Fund paid PIFM management fees of .60% of the Fund's average net assets.

    PIFM and its predecessors have served as manager or administrator to investment companies since 1987. As of December 31, 2000, PIFM served as the manager to all of the Prudential U.S. and offshore investment companies, mutual funds, and as manager or administrator to closed-end investment companies, with aggregate assets of approximately $76 billion.

Portfolio Manager

    Susan Hirsch, a Managing Director of Prudential Investments, has managed the Fund since it began. Ms. Hirsch joined Prudential Investments in July 1996. Before that she was employed by Lehman Brothers Global Asset Management from 1988 to 1996 and Delphi Asset Management in 1996. She managed growth stock portfolios at both firms. During this time, Susan Hirsch was named as an Institutional Investor All-American Research Team Analyst for small growth stocks in 1991, 1992 and 1993. Ms. Hirsh holds a B.S. from Brooklyn College and is a member of the Financial Analysts Federation and the New York Society of Security Analysts.

    As a growth investor, Ms. Hirsch seeks companies that will produce superior earnings.

Distributor

    Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. The Fund has Distribution and Service Plans under Rule 12b-1 of the Investment Company Act. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Fund's Class A shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services for Class A shares. These fees are known as 12b-1 fees.

General Information Regarding the Fund

    Any dividend or distribution by the Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution (see 'Net Asset Value of The Fund Shares').

Financial Highlights

    The financial highlights will help you evaluate the Fund's financial performance. The total return represents the rate that a shareholder earned on an investment in Class A shares of the Fund, assuming reinvestment of all dividends and other distributions.

Class A Shares (fiscal periods ended 10-31)

Per Share Operating Performance                                           2000       1999       1998       1997
---------------------------------------------------------------------   --------    -------    -------    -------
Net asset value, beginning of period.................................   $  19.16    $ 12.01    $ 11.92    $ 10.00
Income from investment operations:
Net investment income (loss).........................................       (.20)      (.13)      (.11)      (.08)
Net realized and unrealized gain on investment transactions..........       8.37       7.61        .41       2.00
                                                                        --------    -------    -------    -------
Total from investment operations.....................................       8.17       7.48        .30       1.92
Less distributions:
Distributions from net realized gains................................      (1.64)      (.33)      (.21)        --
Net asset value, end of period.......................................   $  25.69    $ 19.16    $ 12.01    $ 11.92
Total return(2)......................................................      44.52%     63.65%      2.63%     19.20%
                                                                               (Footnotes continued on next page)

Ratios/Supplemental Data                                                  2000       1999       1998       1997
---------------------------------------------------------------------   --------    -------    -------    -------
Net assets, end of period (000)......................................   $291,800    $85,595    $32,183    $33,124
Average net assets (000).............................................   $217,712    $52,984    $33,831    $28,141
Ratios to average net assets:
Expenses, including distribution fees(4).............................       1.05%      1.22%      1.25%      1.46%(3)
Expenses, excluding distribution fees................................        .81%       .97%      1.00%      1.21%(3)
Net investment income (loss).........................................       (.75)%     (.60)%     (.88)%     (.92)%(3)
Portfolio turnover...................................................        347%       153%       177%       107%

---------------
(1) Information shown is for the period December 31, 1996 (when Class A shares were first offered) through October 31, 1997.

(2) Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total returns for periods of less than a full year are not annualized.

(3) Annualized.

(4) The Distributor of the Fund agreed to limit its distribution fees to .25 of 1% of the average daily net assets of the Class A shares.

(5) Calculated based on average shares outstanding during the period.

Investment Objective and Policies

    The Fund's investment objective is long-term capital appreciation. This means the Fund will seek investments whose price will increase over several years. While the Fund makes every effort to achieve its objective, it cannot guarantee success. The Fund will invest at least 65% of its total assets in equity securities of small and medium-sized U.S. companies with the potential for above-average growth. These companies are those with market capitalizations that are less than the largest capitalizations of the Standard & Poor's Mid-Cap 400 Stock Index as of the end of a calendar quarter. As of December 29, 2000, the number was 13 billion. In addition to investments in equities, the Fund will invest in equity-related securities including:

       - American Depositary Receipts (ADRs);

       - common stocks;

       - warrants and rights that can be exercised to obtain stock;

       - investments in various types of business ventures (including partnerships and joint ventures);

       - real estate investment trusts (REITs); and

       - similar securities.

    The Fund also may buy convertible securities. These are securities--like bonds, corporate notes and preferred stocks--that it can convert into the company's common stock or some other equity security. The Fund will only invest in investment-grade convertible securities. The Fund considers selling or reducing a stock position when, in the opinion of the investment adviser, the stock has experienced a fundamental disappointment in earnings, has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or when the stock has experienced adverse price movements.

Additional Investment Policies and Practices of the Fund

Other Equity Securities

    The Fund can invest in equity securities of companies with larger market capitalizations than previously noted.

Foreign Securities

    The Fund may invest in foreign securities, including stocks and other equity-related securities, money market instruments and other investment-grade fixed-income securities of foreign issuers, including those in developing countries. The Fund does not consider ADRs and other similar receipts or shares to be foreign securities.

Fixed-Income Obligations, Including Bonds and Money Market Instruments

    Fixed-income obligations include bonds and notes. The Fund can invest up to 35% of total assets in investment-grade corporate or government obligations. Investment-grade obligations are rated in one of the top four long-term quality ratings by a major rating service (such as Baa/BBB or better by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group, respectively). The Fund may also invest in obligations that are not rated, but which the Fund believes are of a comparable quality. Obligations rated in the fourth category (Baa/BBB) have speculative characteristics. These lower-rated obligations are subject to a greater risk of loss of principal and interest. Generally, fixed-income securities provide a fixed rate of return, but provide less opportunity for capital appreciation than investing in stocks.

    Money market instruments include the commercial paper of corporations, the obligations of banks, certificates of deposit and obligations issued or guaranteed by the U.S. government or its agencies or a foreign government. The Fund will purchase money market instruments only in one of the two highest short-term quality ratings of a major rating service. The Fund uses money market instruments for cash management purposes only.

Temporary Defensive Investments

    In response to adverse market, economic or political conditions, the Fund may temporarily invest up to 100% of its assets in cash or money market instruments. Investing heavily in these securities limits the Fund's ability to achieve capital appreciation, but can help preserve the Fund's assets when the equity markets are unstable.

Repurchase Agreements

    The Fund may also use repurchase agreements, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Fund and is, in effect, a loan by the Fund. The Fund uses repurchase agreements for cash management purposes only.

Derivative Strategies

    Derivatives, such as futures, options, foreign currency forward contracts and options on futures, may be employed by the Fund to try to improve the Fund's returns. The Fund may use hedging techniques to try to protect its assets. The Fund cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Fund will not lose money. Derivatives involve costs and can be volatile. With derivatives, the investment adviser, Jennison Associates LLC, attempts to predict whether the underlying investment (a security, market index, currency, interest rate or some other benchmark) will go up or down at some future date. The Fund may use derivatives to try to reduce risk or to increase return consistent with the Fund's overall investment objective. The investment advisor will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives used by the Fund may not match the Fund's underlying holdings.

Futures Contracts and Related Options

Foreign Currency Forward Contracts

    The Fund may purchase and sell financial futures contracts and related options on financial futures. A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. The Fund also may enter into foreign currency forward contracts to protect the value of its assets against future changes in the level of foreign exchange rates. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price.

Options

    In seeking to attain its investment goal of long-term capital appreciation, the Fund may purchase and sell put and call options on equity securities, financial indices and foreign currencies traded on U.S. or foreign securities exchanges or in the over-the-counter market. An option is the right to buy or sell securities or currencies in exchange for a premium. The Fund will only sell covered options.

Additional Strategies

    The Fund also follows certain policies when it

       - borrows money (the Fund can borrow up to 33 1/3% of the value of its total assets);

       - lends its securities to others (the Fund can lend up to 33 1/3% of the value of its total assets, including collateral received in the transaction); and

       - holds illiquid securities (the Fund may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days).

    The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval.

Portfolio Turnover

    It is not a principal strategy of the Fund to actively and frequently trade its portfolio securities to achieve its investment objectives. Nevertheless, the Fund normally may have an annual portfolio turnover rate of up to 200%, and in times of extreme market volatility, the Fund's turnover rate may exceed 200%. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases or sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher brokerage commissions and other transaction costs and can affect the Fund's performance. It also can result in a greater amount of distributions as ordinary income rather than long-term capital gains.

Fund Risk Factors

    The Fund's Shares may appreciate or depreciate in value (or pay dividends) depending on the full range or economic and market influences affecting the securities in which the Fund is invested and the success of the Fund's management in anticipating or taking advantage of such opportunities as they may occur. The risk of investing in the securities include:

       - general economic conditions,

       - market factors, and

       - currency exchange rates.

    In addition, in the event of the inability of the investment advisor to act and/or claims or actions against the Fund by regulatory agencies or other persons or entities, the value of the Fund Shares may decline thereby causing a decline in the value of Units. Termination of the Fund before the Termination Date of the Trust may result in the termination of the Trust sooner than anticipated. Before a purchase of Units, you should determine that the aforementioned risks are consistent with your investment objectives.

    The price of the Fund Shares will fluctuate as the daily prices of the individual securities in which it invests fluctuate, so that Fund Shares, when redeemed, may be worth more or less than their original cost. With respect to investments in foreign currency denominated securities, these fluctuations may be magnified by changes in foreign exchange rates. Investment in the Fund involves risks not associated with investment companies that invest solely in securities of U.S. issuers. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objective the Fund may at times use certain types of investment derivatives, such as:

       - options, futures, forwards, and swaps.

    These involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments.

    All Fund investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities.

    Additionally, investment decisions made by the Fund's investment advisor will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

Stocks of Small and Medium-sized U.S. Companies:

       - Individual stocks could lose value

       - The equity markets could go down, resulting in a decline in value of the Fund's investments

       - Stocks of small and medium-sized companies are more volatile and may decline more than those in the S&P 500 Index

       - Smaller companies are more likely to reinvest earnings and not pay dividends

       - Changes in interest rates may affect the securities of small and medium-sized companies more than the securities of larger companies

       - Changes in economic or political conditions, both domestic and international, may result in a decline in value of the Fund's investments

Stocks of Larger U.S. companies:

       - Similar risks to small and medium-sized U.S. companies

       - Companies that pay dividends may not do so if they don't have profits or adequate cash flow

Fixed-income obligations:

       - The Fund's holdings, share price and total return may fluctuate in response to bond market movements

       - Credit risk--the risk that the default of an issuer would leave the Fund with unpaid interest or principal. The lower a bond's quality, the higher its potential volatility and the greater the likelihood of default

       - Market risk--the risk that the market value of an investment may move up or down, sometimes rapidly or unpredictably. Market risk may affect an industry, a sector or the market as a whole

       - Interest rate risk--the risk that the value of most bonds will fall when interest rates rise. The longer a bond's maturity and the lower its credit quality, the more its value typically falls. It can lead to price volatility

Foreign securities:

       - Foreign markets, economies and political systems may not be as stable as in the U.S., particularly those in developing countries

       - Currency risk--changing value of foreign currencies can cause losses

       - May be less liquid than U.S. stocks and bonds

       - Differences in foreign laws, accounting standards, public information, custody and settlement practices provide less reliable information on foreign investments and involve more risks

Derivatives:

       - Derivatives such as futures, options and foreign currency forward contracts that are used for hedging purposes may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

       - Derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities

       - The other party to a derivatives contract could default

       - Derivatives that involve leverage could magnify losses

       - Certain types of derivatives involve costs to the Fund that can reduce returns

Illiquid securities

       - May be difficult to value precisely

       - May be difficult to sell at the time or price desired

U.S. Government securities:

       - Not all U.S. Government Securities are insured or guaranteed by the U.S. Government, but only by the issuing agency

       - Limited potential for capital appreciation

       - See market risk, credit risk and interest rate risk above

Money market instruments:

       - Limited potential for capital appreciation

       - See credit risk and market risk above

Net Asset Value of the Fund Shares

    The Fund's net asset value per share or NAV is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares. NAV is calculated separately for each class. The Board of Directors has fixed the specific time of day for the computation of the Fund's net asset value to be as of 4:15 P.M., New York time. The Fund will compute its net asset value at 4:15 P.M., New York time, on each day the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem Fund shares have been received or days on which changes in the value of the Fund's portfolio securities do no affect net asset value. In the event the New York Stock Exchange closes early on any business day, the net asset value of the Fund's shares shall be determined at a time between such closing and 4:15 P.M., New York time. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Under the Investment Company Act, the Board of Directors is responsible for determining in good faith the fair value of securities of the Fund. In accordance with procedures adopted by the Board of Directors, the value of investments listed on a securities exchange and NASDAQ National Market System securities (other than options on stock and stock indexes) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Corporate bonds (other than convertible debt securities) that are actively traded in the over-the-counter market, including listed securities and securities eligible for resale pursuant to Rule 144A under the Securities Act for which the primary market is believed by the Fund's investment adviser in consultation with the subadviser to be over-the-counter market, are valued on the basis of valuations provided by an independent pricing agent or more than one principal market maker that use information with respect to transactions in bonds, quotations from bond dealers, agency ratings, market transactions in comparable securities and various relationships between securities in determining value. U.S. government securities for which market quotations are available shall be valued at a price provided by an independent pricing agent or primary dealer. Convertible debt securities that are actively traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by the investment adviser in consultation with the subadviser to be over-the-counter, are valued at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise a primary market dealer). Options on stock and stock indexes that are listed on an exchange and futures contracts and options on futures contracts traded on an exchange or board of trade are valued at the last sale price on such exchange or board of trade or, if there was no sale on the applicable exchange or board of trade on such day at the mean between the most recently quoted bid and asked prices on such exchange or board of trade (or at the last bid price in the absence of an asked price). Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the current rate obtained from a recognized bank or dealer and foreign currency forward contracts are valued at the current cost of covering or offsetting such contracts. Should an extraordinary event, which is likely to affect the value of the security, occur after the close of an exchange on which a portfolio security is traded, such security will be valued at fair value considering factors determined in good faith by an investment adviser under procedures established by and under the general supervision of the Fund's Board of Directors.

    Securities or other assets for which reliable market quotations are not readily available, or for which the pricing agent or principal market does not provide a valuation or methodology or provides a valuation or methodology that, in the judgement of the investment adviser or subadviser (or Valuation Committee or Board of Directors), does not represent fair value are valued by the Valuation Committee or Board in consultation with the investment adviser and subadviser, including its portfolio manager, traders, and its research and credit analysts, on the basis of some or all of the following factors: the nature of any restrictions on disposition of the securities; assessment of the general liquidity/illiquidity of the securities; the issuer's financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information deemed reliable by the investment adviser or subadviser regarding the issuer or the markets or industry in which it operates; other analytical data; and consistency with valuation of similar securities held by other Prudential mutual funds. Short-term debt securities are valued at cost, with interest accrued or discount amortized to the date of maturity, if their original maturity was 60 days or less, unless it is determined by the Board of Directors not to represent fair value. Short-term securities with remaining maturities of more than 60 days, for which market quotations are readily available, are valued at their current market quotations as supplied by an independent pricing agent or more than one principal market maker.

Fund Distributions and Taxes

    The following briefly discusses some of the important federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

    The Fund distributes dividends of ordinary income and any realized net capital gains to shareholders. These distributions are subject to taxes, unless you hold your Units in a 401(k) plan, an Individual Retirement Account (IRA) or some other qualified tax-deferred plan or account. Dividends and distributions from the Fund also may be subject to state and local income tax in the state where you live.

    Also, if the Trust sells shares of the Fund for a profit, you may have to pay capital gains taxes on the amount of your profit, again unless you hold your Units in a qualified tax-deferred plan or account.

    The Fund distributes dividends of any net investment income to shareholders typically every year. The dividends the Trust receives from the Fund will be taxed as ordinary income to you, whether or not they are distributed by the Trust.

    The Fund also distributes realized net capital gains to shareholders--typically once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund holds the security--if a security is held more than one year before it is sold, the gain will be taxed as a long-term capital gain, but if the security is held one year or less the gain will be taxed as a short-term capital gain. Different rates apply to corporate shareholders.

    Fund distributions are generally taxable to you in the calendar year they are received by the Trust, except when the Fund declares certain dividends in the fourth quarter and pays them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

    The Fund has elected to qualify and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code. This relieves the Fund (but not its shareholders) from paying federal income tax on income and capital gains which are distributed to the shareholders. For additional tax information about the Fund please obtain the Fund's Statement of Additional Information.

Risk of Investment in Units

    There can be no assurance that the objectives of the Trust will be met. The NAV of the Fund's Shares, like the value of the Treasury Obligations, will fluctuate over the life of the Trust. An investment in Units of the Trust should be made with an understanding of the risks inherent in ownership of Fund Shares and Treasury Obligations. However, the Sponsor believes that, upon termination of the Trust, on the mandatory termination date, even if the Fund Shares are worthless, the Treasury Obligations will provide sufficient cash at maturity to equal $15.00 per Unit. Part of such cash will, however, represent the accrual of taxable original issue discount on the Treasury Obligations.

    A UNIT HOLDER PURCHASING A UNIT ON THE DATE OF THIS PROSPECTUS OR THEREAFTER MAY RECEIVE TOTAL DISTRIBUTIONS, INCLUDING DISTRIBUTIONS MADE UPON TERMINATION OF THE TRUST, THAT ARE LESS THAN THE AMOUNT PAID FOR A UNIT.

    Sales of Securities in the Portfolio under certain permitted circumstances may result in an accelerated termination of the Trust. It is also possible that, in the absence of a secondary market for the Units or otherwise, redemptions of Units may occur in sufficient numbers to reduce the portfolio to a size resulting in such termination. In addition, the Trust may be terminated if the net asset value of the Trust is less than 40% of the aggregate maturity values of the Treasury

Obligations calculated immediately after the most recent deposit of Treasury Obligations in the Trust (see 'Amendment and Termination of the Indenture--Termination'). Early termination of the Trust may have important consequences to you; e.g., to the extent that Units were purchased with a view to an investment of longer duration, the overall investment program of the investor may require readjustment, or the overall return on investment may be less than anticipated, and may result in a loss to you.

    In the event of the early termination of the Trust, the Trustee will cause the Fund Shares to be sold and the proceeds of the sales distributed to you in proportion to your respective interests in the proceeds, unless you elect to receive Fund Shares 'in kind' (see 'Amendment and Termination of the Indenture--Termination'). Proceeds from the sale of the Treasury Obligations will be paid in cash.

    The Trustee will have no power to vary the investments of the Trust, i.e., the Trustee will have no managerial power to take advantage of market variations to improve an investment but may dispose of Securities only under limited circumstances (see 'Sponsor--Responsibility').

    The Sponsor will receive a sales charge on all Units sold. In addition, the Indenture requires the Trustee to vote all Fund Shares held in the Trust in the same manner and ratio on all proposals as the vote of owners of Fund Shares not held by the Trust.

Litigation

    To the best of the Sponsor's knowledge there was no litigation pending in respect of any Security which might reasonably be expected to have a material adverse effect on the Trust. At any time after the date hereof, litigation may be instituted on a variety of grounds with respect to the Securities. The Sponsor is unable to predict whether any such litigation may be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trust.

The Units

    On a recent date, each Unit represented a fractional undivided interest in the Securities and the net income of the Trust set forth under 'Summary of Essential Information.' Thereafter, if any Units are redeemed by the Trustee, the amount of Securities in the Trust will be reduced by amounts allocable to redeemed Units, and the fractional undivided interest represented by each Unit in the balance will be increased, although the actual interest in the Trust represented by each Unit will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust itself (see 'Rights of Unit Holders--Tender of Units for Redemption' and 'Amendment and Termination of the Indenture--Termination').

                            TAX STATUS OF THE TRUST

    The following discussion is a summary of certain material federal income tax consequences to 'U.S. Holders' of Units (generally U.S. citizens or residents, corporations formed or organized under U.S. law or trusts or estates that are considered 'United States persons'). This discussion is based upon laws, regulations, rulings and decisions currently in effect, all of which are subject to change, retroactively or prospectively.

    This discussion does not apply to persons other than U.S. Holders and may not apply to certain categories of U.S. Holders subject to special treatment under the Internal Revenue Code of 1986, as amended (the 'Code'), such as passthrough entities, dealers or traders in securities or currencies, banks, insurance companies or other U.S. Holders that do not hold the Units as capital assets, persons whose 'functional currency' is not the U.S. dollar, tax-exempt entities, and persons that hold Units as a position in a straddle or as part of a 'hedging,' 'integrated,' 'constructive sale' or 'conversion' transaction. Moreover, the discussion summarizes only federal income tax consequences and does not address any state, local or other tax consequences.

    PROSPECTIVE INVESTORS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS TO DETERMINE THE SPECIFIC TAX CONSEQUENCES OF UNITS TO THEM, INCLUDING ANY TAX RETURN FILING OR OTHER TAX REPORTING REQUIREMENTS.

    In the opinion of Cahill Gordon & Reindel, counsel for the Sponsor, under existing law:

    The Trust is not an association taxable as a corporation for United States federal income tax purposes. Income of the Trust will be treated as income of the Unit Holders in the manner set forth below. You will be considered the owner of a pro rata portion of each asset of the Trust under the grantor trust rules of Sections 671-678 of the Internal Revenue Code of 1986, as amended (the 'Code'). You should determine the initial tax basis for each asset represented by your Units purchased solely for cash by allocating the total cost of the Units, including the Upfront Sales Charge, among the assets represented by your Units in proportion to the relative fair market values of those assets on the date you purchased your Units.

    You will be required to include in your gross income, as determined for federal income tax purposes, original issue discount with respect to your pro rata portion of the Treasury Obligations held by the Trust at the same time and in the same manner as though you were the direct owner of such pro rata portion. You will be considered to have received the distributions paid on your pro rata portion of the Fund Shares held in the Trust (including such portion of such distributions used to pay fees and expenses of the Trust) when such distributions are received or deemed to be received by the Trust. If you itemize deductions you will be entitled to an itemized deduction for your pro rata share of fees and expenses paid by the Trust as though such fees and expenses were paid directly by you, but only to the extent that this amount together with your other miscellaneous deductions exceeds 2% of your adjusted gross income. A corporate Unit Holder will not be subject to this 2% floor. The proceeds actually received by you upon termination of the Trust, redemption of Units or sale of Fund Shares will reflect the actual amounts paid to you, net of the Deferred Sales Charge and the Creation and Development Fee. The relevant tax reporting forms sent to you will reflect the actual amount paid to you after deduction for the Deferred Sales Charge and the Creation and Development Fee. Accordingly, you should not increase the total cost for your Units by the amount of the Deferred Sales Charge or the Creation and Development Fee.

    Your interest in each Treasury Obligation is treated as an interest in an original issue discount obligation. The original issue discount on each Treasury Obligation will be taxed as ordinary income for federal income tax purposes and will be equal to the excess of the maturity value of your interest in the Treasury Obligation over its cost to you. You will be required to include in gross income for each taxable year a portion of this original issue discount and will be subject to income tax thereon even though the income is not distributed. Original issue discount is treated for federal income tax purposes as income earned under a constant interest formula which takes into account the semi-annual compounding of accrued interest, resulting in an increasing amount of original issue discount accruing in each year. The tax basis of a Unit Holder with respect to his interest in a Treasury Obligation will be increased by the amount of original issue discount thereon properly included in his gross income as determined for federal income tax purposes.

    You will have a taxable event when a Security is disposed of (whether by sale, exchange, redemption, or payment at maturity) or when you redeem for cash or sell your Units. The total tax cost of each Unit (including the Upfront Sales Charge) must be allocated among the assets held in the Trust in proportion to the relative fair market values thereof on the date you purchase your Units.

    The amount of gain recognized by you on a disposition of Fund Shares or Treasury Obligations by the Trust will be equal to the difference between your pro rata portion of the gross proceeds realized by the Trust on the disposition and your tax basis in your pro rata portion of the Fund Shares or Treasury Obligation disposed of, determined as described in the preceding paragraphs. Any such gain recognized on a sale or exchange and any such loss will be capital gain or loss. Any capital gain or loss arising from the disposition of your pro rata interest in a Security will be long-term capital gain or loss if you have held your Units and the Trust has held the Security for more than one year. A capital loss due to sale or redemption of your interest with respect to Fund Shares held in the Trust will be treated as a long-term capital loss to the extent of any long-term capital gains derived by you from such interest if you have held such interest for six months or less. The holding period for this purpose will be determined by applying the rules of Sections 246(c)(3) and (4) of the Code. Under the Code, capital gain of individuals, estates and trusts from Securities held for more than 1 year generally is subject to a maximum nominal tax rate of 20%. Net capital gain may result in a disallowance of itemized deductions and/or affect a personal exemption phase-out.

    If you sell or redeem a Unit for cash you are deemed thereby to have disposed of your entire pro rata interest in all Trust assets represented by the Unit and will have taxable gain or loss measured by the difference between your per Unit tax basis for such assets, as described above, and the amount realized.

    Under the position taken by the Internal Revenue Service in Revenue Ruling 90-7, a distribution by the Trustee to a Unit Holder (or to his agent) of his pro rata share of the Fund Shares in kind upon termination of the Trust will not be a taxable event to the Unit Holder. Such Unit Holder's basis for Fund Shares so distributed (other than any Fund Shares purchased with his pro rata share of the proceeds of Treasury Obligations) will be equal to his basis for the same Fund Shares (previously represented by his Units) prior to such distribution and his holding period for such Fund Shares will be the shorter of the period during which he held his Units and the period for which the Securities were held in the Trust. A Unit Holder will have a taxable gain or loss, which will be a capital gain or loss, when the Unit Holder disposes of such Securities in a taxable transfer.

    An exchange of Units pursuant to the Exchange Option will constitute a 'taxable event' under the Code. You will recognize gain or loss at the time of the exchange. However, if you exchange Units for units of any series of the Exchange Trusts which are grantor trusts for United States federal income tax purposes, the Internal Revenue Service may seek to disallow any loss incurred upon this exchange to the extent that:

       - the underlying securities in each trust are substantially identical, and

       - the purchase of units of an Exchange Trust takes place less than thirty-one days after the sale of the Units.

    You are advised to consult your own tax advisor as to the tax consequences of exchanging Units in your particular case. In particular, Unit Holders who exchange Units of this Series of the Government Securities Equity Trust for units of any other series of Exchange Trusts within 91 days of acquisition of the Units should consult their tax advisors as to the possible application of
Section 852(f) of the Code to the exchange.

    You will be requested to provide your taxpayer identification number to the Trustee and to certify that you have not been notified that payments to you are subject to back-up withholding. If your identification number and an appropriate certification are not provided as required, a 31% back-up withholding will apply.

    As of the end of each calendar year, the Trustee will furnish to you an annual statement containing information relating to the dividends (including capital gain dividends) received or deemed received, rebated 12b-1 fees received from the Sponsor, discount accrued on the Securities, the proceeds received by the Trust from the disposition of any Security (resulting from redemption or payment at maturity of any Security or the sale by the Trust of any Security), and the fees and expenses paid by the Trust.

                                RETIREMENT PLANS

    Units of the Trust may be suitable for purchase by Individual Retirement Accounts, Keogh Plans, pensions funds and other qualified retirement plans. If you are considering participation in any such plan you should review the laws specifically related thereto and you should consult your attorney or adviser with respect to the establishment and maintenance of any such plan.

                            PUBLIC OFFERING OF UNITS

Public Offering Price

    The Public Offering Price of the Units is calculated on each business day by the following formula:

       - adding the aggregate offering side evaluation of the Treasury Obligations and the aggregate net asset value of Fund Shares in the Trust and other Trust assets,

       - less Trust expenses, and

       - dividing this sum by the number of Units outstanding, and then

       - adding a sales charge as set forth in the table under 'Volume
         Discount.'

    Money in the Income and Principal Accounts other than money required to redeem previously tendered Units will be added to the Public Offering Price.

    After the initial public offering period, the Public Offering Price of the Units will be computed by:

       - adding the aggregate bid side evaluation of the Treasury Obligations and the aggregate net asset value of Fund Shares in the Trust and other Trust assets,

       - less Trust expenses, and

       - dividing this sum by the number of Units outstanding, and then

       - adding a sales charge as set forth in the table under 'Volume
         Discount.'

    The Public Offering Price on the date of this Prospectus or on any subsequent date will vary from the Public Offering Price set forth in the 'Summary of Essential Information' in accordance with fluctuations in the value of the Treasury Obligations and net asset value of the Fund Shares in the Trust.

    The Public Offering Price shall be determined for the Trust by the Evaluator in the following manner:

       - the aggregate value of the Units shall be determined during the initial offering period on the basis of the offering prices of the Treasury Obligations (determined by the Evaluator) and the net asset value of the Fund Shares as determined by the Fund, and

       - following the initial offering period on the basis of the bid prices for the Treasury Obligations (determined by the Evaluator) and the net asset value of the Fund Shares as determined by the Fund.

Sales Charge

    The sales charge consists of an Upfront Sales Charge and a Deferred Sales Charge. The Upfront Sales Charge is computed by deducting the Deferred Sales Charge from the aggregate sales charge. The Upfront Sales Charge is added to the purchase price at the time of purchase. The Deferred Sales Charge will be paid through quarterly deductions of $6.50 per 100 Units resulting from the sale of Fund Shares commencing on the first Deferred Sales Charge Deduction Date as shown in the Summary of Essential Information. To the extent the entire Deferred Sales Charge has not been so deducted at the time of repurchase, redemption or exchange of the Units, any unpaid amount will be deduced from the proceeds or in calculating an in kind distribution. For purchases of Units with a value of $100,000 or more, the sales charge is the amount shown below under 'Volume Discount.' Unit Holders acquiring Units of the Trust pursuant to an exchange of units of a different unit investment trust will be subject to a reduced sales charge which may include an initial sales charge at the time of the exchange and a Deferred Sales Charge.

Public Distribution

    During the initial public offering period Units will be distributed to the public by the Sponsor and through dealers at the Public Offering Price, calculated on each business day. The initial public offering period may be extended by the Sponsor so long as additional deposits are being made or Units remain unsold. Upon termination of the initial offering period, in each case, unsold Units or Units acquired by the Sponsor in the secondary market referred to below may be offered to the public by this Prospectus at the then current Public Offering Price calculated daily.

    The Sponsor intends to qualify Units in states selected by the Sponsor for sale by the Sponsor and through dealers who are members of the National Association of Securities Dealers, Inc. Sales to dealers will be made at prices which include a concession of 65%-78% of the total sales charge per Unit, but subject to change from time to time at the discretion of the Sponsor (such price does not include volume purchase discounts, which are available only to non-dealer purchasers). The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

    Sales by a dealer will be aggregated with the dealer receiving the greatest concession level for all Units sold by this dealer up to a maximum of 78% of the sales load.

Secondary Market

    While not obligated to do so, it is the Sponsor's present intention to maintain a secondary market for Units. If the Sponsor maintains the market it will offer to repurchase Units from you at the Sponsor's Repurchase Price (see 'Summary of Essential Information' in Part A).

    The Sponsor's Repurchase Price is computed by:

       - adding to the aggregate of the bid side evaluation of the Treasury Obligations, and

       - cash on hand in the Trust and dividends receivable on Fund Shares (other than cash deposited by the Sponsor for the purchase of Securities).

    The Sponsor will then deduct:

       - amounts required to redeem previously tendered Units and amounts required for distribution to Unit Holders of record as of a date before the evaluation,

       - accrued expenses of the Trustee, Evaluator, and counsel,

       - taxes and governmental charges, if any,

       - any Deferred Sales Charge balance, and

       - any Reserve Account and then dividing the resulting sum by the number of Units outstanding, as of the date of such computation.

    There is no sales charge incurred if you sell Units back to the Sponsor other than the payment of any Deferred Sales Charge balance payable. Any Units repurchased by the Sponsor at the Sponsor's Repurchase Price may be reoffered to the public by the Sponsor at the then current Public Offering Price. Any profit or loss resulting from the resale of these Units will be for the account of the Sponsor.

    If the supply of Units exceeds demand (or for any other business reason), the Sponsor may, at any time, occasionally, from time to time, or permanently, discontinue the repurchase of Units. In such event, if you wish to dispose of your Units you may redeem your Units through the Trustee or the Sponsor may offer to repurchase Units at the 'Redemption Price,' a price based on the current bid prices for the Treasury Obligations and the net asset value of the Fund Shares. (See 'Rights of Unit Holders--Tender of Units for Redemption--Computation of Redemption Price per Unit.')

Profit of Sponsor

    The Sponsor receives a sales charge on the Units as indicated herein in the chart below under 'Volume Discount.' On the sale of Units to dealers, the Sponsor will retain the difference between the dealer concession and the sales charge (see 'Public Distribution').

    The Sponsor may also realize a profit (or sustain a loss) on the deposit of the Treasury Obligations in the Trust representing the difference between the cost of the Treasury Obligations to the Sponsor and the cost of the Treasury Obligations to the Trust. The Sponsor will deposit all Fund Shares into the Trust at net asset value. During the initial offering period, to the extent additional Units continue to be issued and offered for sale to the public, the Sponsor may realize additional profit (or sustain a loss) due to daily fluctuations in the offering prices of the Treasury Obligations and in the net asset value of the Fund Shares in the Trust and thus in the Public Offering Price of Units received by the Sponsor. Cash, if any, received by the Sponsor from the Unit Holders prior to the settlement date for purchase of Units or before the payment for Securities upon their delivery may be used in the Sponsor's business to the extent permitted by applicable regulations and may be of benefit to the Sponsor. The Sponsor may also realize profits (or sustain losses) while maintaining a secondary market in the Units, in the amount of any difference between the prices at which the Sponsor buys Units and the prices at which the Sponsor resells such Units or the prices at which the Sponsor redeems such Units, as the case may be.

    The Sponsor may also realize a profit through the receipt of the Creation and Development Fee. This fee compensates the Sponsor for the creation and development of the Trust's objective and policies, Portfolio composition and the size and selection of service providers and information services. No portion of the Creation and Development Fee is applied to the payment of distribution expenses or as compensation for sales efforts.

Volume Discount

    Although under no obligation to do so, the Sponsor intends to permit volume purchasers of Units to purchase Units at a reduced sales charge. The Sponsor may at any time change the amount by which the sales charge is reduced. The Sponsor may also discontinue the discount altogether.

    The sales charge for the Trust will be reduced pursuant to the following schedule for sales to any person of Units with a value of $100,000 or more. The sales charge in the secondary market consists of an Upfront Sales Charge and the remaining portions of the Deferred Sales Charge. The sales charge will not be less than the remaining portion of the Deferred Sales Charge.

                                                                                                        Secondary Market
                                                               Primary Market                             Sales Charge
                                               -----------------------------------------------    -----------------------------
                                                 Percent of       Percent of       Deferred         Percent of       Percent of
                                               Public Offering    Net Amount     Sales Charge     Public Offering    Net Amount
Purchases                                           Price          Invested     per 100 Units          Price          Invested
--------------------------------------------   ---------------    ----------    --------------    ---------------    ----------
Less than $100,000..........................             5.00%        5.263%        $52.00                5.00%**      5.263%**
$100,000 or more............................                 *             *        $52.00                 4.00**       4.167**

---------------
 * Deferred Sales Charge only.

** The Upfront Sales Charge will equal the difference between the amount of the total sales charge and any unpaid DSC.

    The reduced sales charges as shown on the chart above will apply to all purchases of Units in any fourteen-day period which qualify for the volume discount by the same person, partnership or corporation, other than a dealer, in the amounts stated herein, and for this purpose, purchases of Units of this Trust will be aggregated with concurrent purchases of units of any other trust that may be offered by the Sponsor.

    Units held in the name of your spouse or in the name of your child under the age of 21 or in the name of an entity controlled by you are deemed for the purposes hereof to be registered in your name. The reduced sales charges are also applicable to a trustee or other fiduciary, including a partnership or corporation purchasing Units for a single trust estate or single fiduciary account.

Employee Discount

    The Sponsor intends at its discretion, to permit its employees and employees of its affiliates to purchase Units of the Trust at a price based on the offering side evaluation of such Treasury Obligations and the net asset value of Fund Shares in the Trust plus a reduced sales charge equal to the Deferred Sales Charge per Unit, subject to a limit of 5% of the Units.

                                EXCHANGE OPTION

    You may elect to exchange any or all of your Units of this Series of the Government Securities Equity Trust for units of one or more of any other Series in the Prudential Investment Management Services LLC family of unit investment trusts (except Series of Government Securities Equity Trust) or for any units of any additional trusts that may from time to time be made available for such exchange by the Sponsor (collectively referred to as the 'Exchange Trusts').

    This exchange is implemented by a sale of Units and a purchase of the units of an Exchange Trust. You may acquire these units at prices based on a reduced sales charge per unit. The purpose of this reduced sales is to permit the Sponsor to pass on to the Holder who wishes to exchange units the cost savings resulting from such exchange. The cost savings result from reductions in time and expense related to advice, financial planning and operational expense required for the exchange.

    Exchange Trusts may have different investment objectives. You should read the prospectus for the applicable Exchange Trust carefully to determine its investment objective before exercise of this option.

    This option will be available, provided that:

       - the Sponsor maintains a secondary market in units of the applicable Exchange Trust and

       - units of the applicable Exchange Trust are available for sale and are lawfully qualified for sale in the jurisdiction in which you are a resident.

    While it is the Sponsor's present intention to maintain a secondary market for the units of all these trusts, there is no obligation on its part to do so. Therefore, there is no assurance that a market for units will in fact exist on any given date on which you wish to sell or exchange your Units. Thus, there is no assurance that the Exchange Option will be available to any Unit Holder. The Sponsor reserves the right to modify, suspend or terminate this option. In the case of Units subject to a DSC, the Sponsor will give sixty days' notice before the date of the termination of or a material amendment to the Exchange Option. In the event the Exchange Option is not available to you at the time you wish to exercise it, you will be immediately notified and no action will be taken with respect to your tendered Units without further instruction from you.

    To exercise the Exchange Option, you should notify the Sponsor of your desire to exchange your Units for one or more units of the Exchange Trusts. Upon the exchange of Units of the Trust, any Deferred Sales Charge balance will be deducted from the exchange proceeds. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, you may select the series or group of series for which you desire your Units to be exchanged. You will be provided with a current prospectus or prospectuses relating to each series in which you indicate interest.

    Units of the Exchange Trust trading in the secondary market maintained by the Sponsor, if so maintained, will be sold to you at a price equal to the evaluation price per unit of the securities in that portfolio and the applicable sales charge of $15* per unit of the Exchange Trust. The reduced sales charge for units of any Exchange Trust acquired during the initial offering period for such units will result in a price for such units equal to the offering side evaluation per unit of the securities in the Exchange Trust's portfolio plus accrued interest plus a reduced sales charge of $25* per Exchange Trust unit. The reduced sales charge for a unit holder of an Exchange Trust exchanging into this series of Government Securities Equity Trust will be $.52* per Unit for Units purchased in the secondary market and $.52 per Unit for Units purchased during the initial offering period. Exchange transactions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the exchanging Unit Holder unless the Unit Holder adds the amount of cash necessary to purchase one additional whole Exchange Trust unit.

    Unit Holders of units of any registered unit investment trust, other than series of Government Securities Equity Trust, which were initially offered at a minimum applicable sales charge of 3.0% of the public offering price exclusive of any applicable sales charge discounts, may elect to apply the cash proceeds of sale or redemption of those units directly to acquire units of any Exchange Trust trading in the secondary market at the reduced sales charge of $20 per Unit, subject to the terms and conditions applicable to the Exchange Option. To exercise this option, the owner should notify his retail broker. He will be given a prospectus of each series in which he indicates interest, units of which are available. The Sponsor reserves the right to modify, suspend or terminate the option at any time without further notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per unit than the corresponding fee then charged for a unit of an Exchange Trust which is being exchanged).

                      REINVESTMENT OF TRUST DISTRIBUTIONS

    You may elect to automatically reinvest the distributions with respect to your Units in additional Units of the Trust. A Unit Holder holding Units in 'street name' may participate in the Trust's reinvestment program by contacting his broker, dealer or financial institution. You may participate in the Trust's reinvestment program by filing with the Trustee a written notice of election. The Trustee must receive your completed notice of election to participate in the Program at least ten days before the Record Date applicable to any distribution in order for the Program to be in effect as to that distribution. You may modify or revoke elections on similar notice.

    The Trustee will use such distributions, to the extent reinvested in the Trust, at the direction of the Sponsor in one or both of the following manners:

         (1) The Trustee may use the distributions to purchase Units of this Series of the Trust in the Sponsor's inventory. The purchase price payable by the Trustee for each of such Units will be equal to the applicable Trust evaluation per Unit on or as soon as possible after the close of business on the Distribution Date. The Trustee will issue or credit the Units purchased to the accounts of Unit Holders participating in the Program.

         (2) If there are no Units in the Sponsor's inventory, the Sponsor may purchase additional Securities for deposit into the Trust as described above in Part B. The Sponsor will deposit the additional Securities with any necessary cash with the Trustee in exchange for new Units. The Trustee may then use the distributions to purchase the new Units from the Sponsor. The price for such new Units will be the applicable Trust evaluation per Unit on or as soon as possible after the close of business on the Distribution Date. See 'Public Offering of Units--Public Offering Price.'

    A reinvestment unit will be charged the remaining deferred sales charge but the purchase price of the reinvestment unit will be credited by the amount of the remaining deferred sales charge at the time of reinvestment.

    The Units purchased by the Trustee will be issued or credited to the accounts of Unit Holders who participate in the Program. The Sponsor may terminate the Program if it does not have sufficient Units in its inventory or if it is no longer

------------
     * In the case of Units subject to a DSC, the exchange sales charge will be the remaining DSC if greater than the applicable reduced sales charge ($15, $20 or $25) or if the remaining DSC is less than applicable reduced sales charge, the Unit will be subject to the remaining DSC and the sales charge payable at the time of the exchange will be the difference between the amount of the reduced sales charge and the remaining DSC.

practical to create additional Units. The cost of administrating the reinvestment program will be borne by the Trust and thus will be borne indirectly by all Unit Holders.

                              EXPENSES AND CHARGES

Trust Fees and Expenses

    The Trustee will receive for its services under the Indenture an annual fee in the amount set forth in the 'Summary of Essential Information.'

    For each evaluation of the Treasury Obligations in the Trust, the Evaluator shall receive a fee as set forth in the 'Summary of Essential Information.'

    The Trustee's fees, Evaluator's fees and Trust expenses are payable quarterly on or before each Distribution Date from the Income Account, to the extent funds are available therein and thereafter from the Principal Account. Any of such fees may be increased without approval of the Unit Holders in proportion to increases under the classification 'All Services Less Rent' in the Consumer Price Index published by the United States Department of Labor. The Trustee also receives benefits to the extent that it holds funds on deposit in various non-interest bearing accounts created under the Agreement. Securities will be sold to generate the cash needed to pay the fee.

Creation and Development Fee

    The Sponsor may also realize a profit through receipt of the Creation and Development Fee. This fee compensates the Sponsor for the creation and development of the Trust including determining the Trust's objective and policies, Portfolio composition and size and selection of service providers and information services and for providing other similar administrative and ministerial functions. The fee is 0.25% per annum collected monthly of the net asset value and in no event will the Sponsor collect over the life of the Trust a fee of more than 2.25% of a Unit Holder's initial investment. No portion of the Creation and Development Fee is applied to the payment of distribution expenses or as compensation for sales efforts.

Other Charges

    The Trust does or may incur the following additional charges as more fully described in the Indenture:

       - fees of the Trustee for extraordinary services,

       - expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor,

       - various governmental charges,

       - expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unit Holders,

       - indemnification of the Trustee for any loss, liability or expenses incurred by it in the administration of the Trust without negligence, bad faith, willful misfeasance or willful misconduct on its part or reckless disregard of its obligations and duties,

       - expenditures incurred in contacting Unit Holders upon termination of the Trust, and

       - to the extent then lawful, expenses (including legal, auditing and printing expenses) of maintaining registration or qualification of the Units and/or the Trust under Federal or State securities laws so long as the Sponsor is maintaining a market for the Units.

    The accounts of the Trust will be audited not less frequently than annually by independent certified public accountants selected by the Sponsor. The cost of such audit will be an expense of the Trust.

Payment

    The fees and expenses set forth herein are payable out of the Trust. When the Trustee pays them or when they are owed to the Trustee they are secured by a lien on the Trust. If the cash dividend, capital gains distributions and 12b-1 fee payments made by the Sponsor to the Trust are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Fund Shares (not Treasury Obligations) to pay such amounts. To the extent Fund Shares are sold, the size of the Trust will be reduced and the proportions of the types of Securities will change. These sales might be required at a time when Fund Shares would not otherwise be sold. These sales might result in lower prices than might otherwise be realized. Moreover, due to the minimum amount in which Fund Shares may be required to be sold, the proceeds of these sales may exceed the amount necessary for the payment of these fees and expenses. If the cash dividends, capital gains distributions and 12b-1 fee payments made by the Sponsor to the Trust and proceeds of Fund Shares sold after deducting the ordinary expenses are insufficient to pay the extraordinary expenses of the Trust, the Trustee has the power to sell Treasury Obligations to pay such extraordinary expenses.

                             RIGHTS OF UNIT HOLDERS

Ownership of Units

    You are required to hold your Units in uncertificated form. The Trustee will credit your account with the number of Units you hold. Units are transferable only on the records of the Trustee upon presentation of evidence satisfactory to the Trustee for each transfer. Any sums payable for taxes or other governmental charges imposed upon these transactions must be paid by you and you must comply with the formalities necessary to redeem Units.

Certain Limitations

    The death or incapacity of any Unit Holder will not operate to terminate the Trust. Your death or incapacity will not entitle your legal representatives or heirs to claim an accounting or to take any other action or proceeding in any court for a partition or winding up of the Trust.

Distributions

    The terms of the Treasury Obligations do not provide for periodic payment to the holders thereof of the annual accrual of discount. To the extent that dividends, distributions and/or 12b-1 fee payments from the Sponsor become payable with respect to the Fund Shares held in the Trust, the Trustee will collect such amounts as they become payable and credit such amounts to a separate Income Account created pursuant to the Indenture. All other moneys received by the Trustee with respect to the Fund Shares will be credited to the Principal Account. Quarterly distributions to each Unit Holder of record as of the immediately preceding Quarterly Record Date will be made on the next following Quarterly Distribution Date and will consist of an amount substantially equal to such Unit Holder's pro rata share of the distributable cash balances in the Income Account and the Principal Account, if any, computed as of the close of business on such Quarterly Record Date. No quarterly distribution will be made if the amount available for distribution is less than $2.50 per 100 Units, except that, no less than once a year, on a Quarterly Distribution Date or such other date designated by the Sponsor, the Trustee shall distribute the entire cash balances in the Principal and Income Accounts. All funds collected or received will be held by the Trustee in trust without interest to Unit Holders as part of the Trust until required to be disbursed in accordance with the provisions of the Indenture. Such funds will be segregated by separate recordation on the trust ledger of the Trustee so long as such practice preserves a valid preference of Unit Holders under the bankruptcy laws of the United States, or if such preference is not preserved, the Trustee shall handle such funds in such other manner as shall constitute the segregation and holding thereof in trust within the meaning of the Investment Company Act of 1940, as the same may be from time to time amended. To the extent permitted by the Indenture and applicable banking regulations, such funds are available for use by the Trustee pursuant to normal banking procedures. The Trustee is authorized by the Indenture to withdraw from the Principal Account to the extent funds are not sufficient in the Income Account such amounts as it deems necessary to pay the expenses of the Trust. (see 'Expenses and Charges'). The Trustee may also withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any taxes or other governmental charges that may be payable out of the Trust. Amounts so withdrawn shall not be considered a part of a Trust's assets for purposes of determining the amount of distributions until such time as the Trustee shall return all or any part of such amounts to the appropriate account. In addition, the Trustee may withdraw from the Income Account, to the extent available, that portion of the Redemption Price which represents income. The balance paid on any redemption, including income, if any, shall be withdrawn from the Principal Account of the Trust to the extent that funds are available. If such available balance is insufficient, the Trustee is empowered to sell Securities in order to provide moneys for redemption of Units tendered (see 'Rights of Unit Holders--Tender of Units for Redemption'). It is anticipated that the net asset value per Unit will be reduced quarterly by the quarterly payment of the Deferred Sales Charge. Distributions of amounts necessary to pay the deferred portion of the sales charge will be made to an account maintained by the Trustee for purposes of satisfying Unit Holders' Deferred Sales Charge obligations. Fund Shares will be sold to pay the Deferred Sales Charge to the Sponsor on each Deferred Sales Charge Deduction Date set forth in the Summary of Essential Information.

Reports and Records

    With each distribution, the Trustee will furnish to the Unit Holders a statement of the amounts of dividends and other receipts, if any, expressed in each case as a dollar amount per Unit.

    Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who was a Unit Holder of record at any time during the calendar year a statement setting forth:

    1. As to the Income Account:

       - dividends and other cash amounts received,

       - deductions for payment of applicable taxes and for fees and expenses of the Trust,

       - redemptions of Units, and

       - the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year;

    2. As to the Principal Account:

       - the dates of disposition and identity of any Securities and the net proceeds received therefrom,

       - deductions for payments of applicable taxes and for fees and expenses of the Trust, for payment of the Deferred Sales Charge and redemptions of Units, and

       - the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year;

    3. And the following information:

       - a list of Securities held and the number of Units outstanding on the last business day of such calendar year,

       - the Redemption Price per Unit based upon the last computation thereof made during such calendar year,

       - amounts actually distributed during such calendar year from the Income Account and from the Principal Account, separately stated, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each Unit outstanding on the last business day of such calendar year, and

       - an annual report of original issue discount accrual.

    The Trustee shall keep available for inspection by Unit Holders at all reasonable times during usual business hours books of record and account of its transactions as Trustee, including records of the names and addresses of Unit Holders, a current list of Securities in the portfolio and a copy of the Indenture.

Tender of Units for Redemption

    Units may be tendered to the Trustee for redemption at its unit investment trust office at 101 Barclay Street, New York, New York 10286, upon delivery of a request for redemption and payment of any relevant tax. At the present time there are no specific taxes related to the redemption of the Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be canceled.

    In order for Units to be redeemed you must have your signature guaranteed by an officer of a national bank or trust company or by a member firm of either the New York, Midwest or Pacific Stock Exchanges. In certain instances the Trustee may require additional documents such as, but not limited to:

       - trust instruments,

       - certificate of death,

       - appointments as executor or administrator, or

       - certificates of corporate authority

    Within three business days following such tender you will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time set forth in the 'Summary of Essential Information' in Part A on the date of tender (see 'Rights of Unit Holders--Computation of Redemption Price per Unit.') The 'date of tender' is deemed to be the date on which Units are received by the Trustee. For Units received after the Evaluation Time, the date of tender is the next day when the New York Stock Exchange is open for trading, and these Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

    There is no sales charge incurred when you tender your Units to the Trustee for redemption, however, any unpaid DSC will reduce the redemption proceeds. All amounts paid on redemption representing income will be withdrawn from the Income Account to the extent monies are available. All other amounts will be paid from the Principal Account. In order to provide money for redemption of Units, the Trustee is required by the Indenture to sell Fund Shares and Treasury Obligations, to the extent possible in the same ratio as the ratio of Fund Shares and Treasury Obligations then held in the Trust. To the extent Securities are sold, the size of the Trust will be reduced. These sales could result in a loss to the Trust. The redemption of a Unit for cash will constitute a taxable event under the Code (see 'Tax Status of the Trust').

Purchase by the Sponsor of Units Tendered for Redemption

    The Indenture requires that the Trustee notify the Sponsor of any tender of Units for redemption. So long as the Sponsor is maintaining a bid in the secondary market, the Sponsor, before the close of business on the second succeeding business day, may purchase any Units tendered to the Trustee for redemption at the price so bid by making payment therefor to you in an amount not less than the Redemption Price and not later than the day on which the Units would otherwise have been redeemed by the Trustee, i.e., you will receive the Redemption Price from the Sponsor within 3 business days of the date of tender (see 'Public Offering of Unit--Secondary Market'). Units held by the Sponsor may be tendered to the Trustee for redemption as any other units. The price of any Units resold by the Sponsor will be the Public Offering Price determined in the manner provided in this Prospectus (see 'Public Offering of Units--Public Offering Price'). Any profit resulting from the resale of those Units will belong to the Sponsor, which likewise will bear any loss resulting from a reduction in the offering or redemption price after its acquisition of those Units (see 'Public Offering of Units--Profit of Sponsor').

Computation of Redemption Price per Unit

    The Redemption Price per Unit is determined by the Trustee as of the Evaluation Time on the date any such determination is made. The Redemption Price is each Unit's pro rata share, determined by the Trustee, of the sum of:

       - the aggregate bid side evaluation of the Treasury Obligations in the Trust, as determined by the Evaluator, and the net asset value of the Fund Shares in the Trust determined as of the Evaluation Time set forth in the 'Summary of Essential Information'; and

       - cash on hand in the Trust and dividends receivable on Fund Shares (other than cash deposited by the Sponsor for the purchase of Securities);

    less amounts representing:

       - accrued taxes and governmental charges payable out of the Trust,

       - the accrued expenses of the Trust, and

       - cash held with respect to previously tendered Units or for distribution to Unit Holders of record as of a date prior to the evaluation,

       - any Deferred Sales Charge balance and

       - any Reserve Account ( 'Redemption Price').

    The right of redemption may be suspended and payment of the Redemption Price per Unit postponed for more than seven calendar days following a tender of Units for redemption for any period during which the New York Stock Exchange is closed, other than for weekend and holiday closing, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange

Commission may by order permit. Neither the Trustee nor the Sponsor is liable to any person or in any way for any loss or damage that may result from any such suspension or postponement.

            COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION PRICE

    While the Public Offering Price of Units during the initial offering period is determined on the basis of the current offering prices of the Treasury Obligations and the net asset value for Fund Shares, the Public Offering Price of Units in the secondary market and the Redemption Price of Units are determined on the basis of the current bid prices of the Treasury Obligations and the net asset value of the Fund Shares. The bid prices for the Securities are expected to be less than the offering prices. The amount realized by a Unit Holder upon any redemption of Units may be less than the price paid by him for such Units.

                                    SPONSOR

    Prudential Investment Management Services LLC is a wholly-owned indirect subsidiary of The Prudential Insurance Company of America and is a limited liability corporation organized under Delaware law in 1996. It is a registered broker-dealer under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Sponsor is a distributor for various open-end management companies and unit investment trusts.

Limitations on Liability

    The Sponsor is liable for the performance of its obligation's arising from its responsibilities under the Indenture. The Sponsor shall be under no liability to Unit Holders for taking any action or for refraining from any action in good faith or for errors in judgment. Likewise, the Sponsor shall not be liable or be responsible in any way for any default, failure of defect in any Security or for depreciation or loss incurred by reason of the sale of any Securities. The Sponsor will, however, be liable for (1) its own willful misfeasance, (2) bad faith, (3) gross negligence or (4) reckless disregard of its obligations and duties (see 'Sponsor--Responsibility').

Responsibility

    The Trust is not a managed registered investment company. Securities will not be sold by the Trustee to take advantage of ordinary market fluctuations. Although the Sponsor and Trustee do not presently intend to dispose of Securities, the Indenture permits the Sponsor to direct the Trustee to dispose of any Security in the Trust for the purpose of redeeming Units tendered for redemption and to dispose of Fund Shares to pay Trust expenses.

    The proceeds resulting from the disposition of any Security in the Trust will be distributed as set forth under 'Rights of Unit Holders--Distributions' to the extent such proceeds are not utilized for the purpose of redeeming Units or paying Trust expenses and the Deferred Sales Charge.

Resignation

    If at any time the Sponsor shall resign under the Indenture or shall fail to perform or be incapable of performing its duties thereunder or shall become bankrupt or its affairs are taken over by public authorities, the Indenture directs the Trustee to either:

       - Appoint a successor Sponsor or Sponsors at rates of compensation deemed reasonable by the Trustee not exceeding amounts prescribed by the Securities and Exchange Commission;

       - Act as Sponsor itself without terminating the Trust; or

       - Terminate the Trust. The Trustee will promptly notify Unit Holders of any such action.

                                    TRUSTEE

    The Trustee is The Bank of New York. It is a New York Bank with its principal executive office located at 101 Barclay Street, New York, New York 10286. The Trustee is organized under the laws of the State of New York, is a member of the New York Clearing House Association and is subject to supervision and examination by the superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System. Unit Holders should direct inquiries regarding distributions, address changes and other matters related to the administration of the Trust to the Trustee at Unit Investment Trust Division, P.O. Box 974, Wall Street Station, New York, New York 10286-0974.

Limitations on Liability

    The Trustee shall not be liable or responsible in any way for:

       - Depreciation or loss incurred by reason of the disposition of any moneys, Securities or certificates; or

       - In respect of any evaluation or for any action taken in good faith reliance on prima facie properly executed documents;

    The Trustee, however, shall be liable for willful misfeasance, bad faith, negligence or reckless disregard for its obligations and duties. In addition, the Indenture provides that the Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Trust which the Trustee may be required to pay under current or future laws of the United States or any other taxing authority having jurisdiction.

Responsibility

    The Trustee shall not be liable for any default, failure or defect in any Security or for any depreciation or loss by reason of any sale of Fund Shares or by reason of the failure of the Sponsor to give directions to the Trustee.

    The Trustee may sell Securities designated by the Sponsor, or if not so directed, in its own discretion, for the purpose of redeeming Units tendered for redemption. Fund Shares will be sold first unless the Sponsor is able to sell Treasury Obligations and Fund Shares in the proportionate relationship between the maturity values of the Treasury Obligations and the number of Fund Shares.

    Amounts received by the Trust upon the sale of any Security under the conditions set forth above will be deposited in the Principal Account when received and to the extent not used for the redemption of Units or for payment of the DSC will be distributable by the Trustee to Unit Holders of record on the Quarterly Record Date next prior to a Quarterly Distribution Date.

    For information relating to the responsibilities of the Trustee under the Indenture, reference is also made to the material set forth under 'Rights of Unit Holders' and 'Sponsor--Resignation.'

Resignation

    By executing an instrument in writing and filing the same with the Sponsor, the Trustee and any successor may resign. In such an event, the Sponsor is obligated to appoint a successor trustee as soon as possible. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. The Sponsor may remove the Trustee for any reason either with or without cause. Such resignation or removal shall become effective upon the acceptance of appointment by the successor trustee. If upon resignation of a trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee. A successor trustee has the same rights and duties as the original trustee except to the extent, if any, that the Indenture is modified as permitted by its terms.

                                   EVALUATOR

    The Evaluator is Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc., with main offices located at 65 Broadway, New York, New York 10006.

Limitations on Liability

    The Trustee, Sponsor and Unit Holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit Holders for errors in judgement. The Evaluator shall, however, be liable for its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Indenture.

Responsibility

    The Indenture requires the Evaluator to evaluate the Treasury Obligations on the basis of their bid prices on the last business day of June and December in each year, on the day on which any Unit is tendered for redemption and on any other day such evaluation is desired by the Trustee or is requested by the Sponsor. For information relating to the responsibility of the Evaluator to evaluate the Treasury Obligations, see 'Public Offering of Units--Public Offering Price.'

Resignation

    The Evaluator may resign or may be removed by the Sponsor, and the Sponsor is to use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor accepts appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

                   AMENDMENT AND TERMINATION OF THE INDENTURE

Amendment

    The Trustee and the Sponsor or their respective successors may amend the Indenture and Agreement from time to time without the consent of Unit Holders so as:

       - to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent with any provision contained therein;

       - to change any provision thereof as may be required by the Securities and Exchange Commission or as any successor governmental agency exercising similar authority may require; or

       - to make such other provision in regard to matters or questions arising thereunder as shall not adversely affect the interest of the Unit Holders.

    The Indenture and Agreement may also be amended by the Sponsor and Trustee with the consent of Unit Holders evidencing 51% of the Units at the time outstanding for the purposes of adding any provisions to or changing in any manner or eliminating any of the provisions of the Indenture or of modifying in any manner the rights of Unit Holders.

    In no event shall the Indenture be amended so as:

       - to increase the number of Units issuable thereunder except as the result of the additional deposits of Securities,

       - to permit the deposit of Securities after the Date of Deposit except in accordance with the terms and conditions of the Indenture as initially adopted,

       - to permit any other acquisition of securities or other property by the Trustee either in addition to or in substitution for any of the Securities on hand in the Trust,

       - to permit the Trustee to vary the investment of the Unit Holders or to empower the Trustee to engage in business or to engage in investment activities not specifically authorized in the Indenture as originally adopted,

       - to adversely affect the characterization of the Trust as a grantor trust for Federal income tax purposes.

    In the event of any amendment, the Trustee is obligated to promptly notify all Unit Holders of the substance of such amendment.

Termination

    The Trust may be terminated at any time by the consent of the Unit Holders of 51% of the Units or by the Trustee upon the direction of the Sponsor when the aggregate net value of all Trust assets as shown by an evaluation made as described under 'Evaluator--Responsibility' is less than 40% of the aggregate maturity values of the Treasury Obligations deposited in the Trust on the Date of Deposit and subsequent thereto calculated after the most recent deposit of Treasury Obligations in the Trust or if there has been a material change in the Fund's objectives. However, in no event may the Trust continue beyond the Mandatory Termination Date set forth under 'Summary of Essential Information' in Part A. In the event of termination, written notice thereof will be sent by the Trustee to all Unit Holders.

    Within a reasonable period after termination, the Trustee will sell any Securities remaining in the Trust (other than Fund Shares for which an in kind distribution has been requested) and, after paying all expenses and charges incurred by the Trust, will distribute to each Unit Holder, his pro rata share of:

       - the amount realized upon disposition of the Fund Shares unless the Unit Holder notifies the Trustee in writing of his preference for distribution 'in kind,'

       - the amount realized upon the disposition or maturity of the Treasury Obligations, and

       - any other assets of the Trust.

    A Unit Holder may invest the proceeds of the Treasury Obligations in Fund Shares at such shares' net asset value, which shares shall be subject to Fund 12b-1 fees. The sale of the Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time and, therefore, the amount realized by a Unit Holder on termination may be less than the principal amount of Treasury Obligations represented by the Units held by such Unit Holder.

Code of Ethics

    The Sponsor in connection with the Trust has adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Trust portfolio transactions. Persons subject to the code of ethics are permitted to invest in securities including securities that may be held by the Trust. The goal of the code is to prevent fraud, deception or misconduct against the Trust and to provide reasonable standards of conduct. See the back cover of the Prospectus for information on obtaining a copy of the code of ethics.

                                 LEGAL OPINIONS

    The legality of the Units offered hereby has been passed upon by Cahill Gordon & Reindel, 80 Pine Street, New York, New York 10005, as special counsel for the Sponsor.

                            INDEPENDENT ACCOUNTANTS

    The financial statement included in this prospectus has been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

--------------------------------------------------------------------------------
    You should rely on the information contained in the Prospectus. We have not authorized anyone to represent to you or provide to you information that is different. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.
--------------------------------------------------------------------------------

           ---------------------------------------------------------

                      GOVERNMENT SECURITIES EQUITY TRUST
                                   SERIES 12

                                  GSET (LOGO)

            ---------------------------------------------------------

                                    Sponsor

                 Prudential Investment Management Services LLC
                              100 Mulberry Street
                              Gateway Center Three
                            Newark, New Jersey 07102

                                    Trustee

                              The Bank of New York
                               101 Barclay Street
                               New York, NY 10286

        This Prospectus does not contain complete information about the investment company filed with the Securities and Exchange Commission in Washington, D.C. under the:

           - Securities Act of 1933 (File No. 333-38826) and

           - Investment Company Act of 1940 (File No. 811-5694).

        Information about the Trust can be reviewed and copied at the Public Reference Room of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549-6009.

        CALL: 1-202-942-8090 for information about the Public Reference Room

        VISIT: the EDGAR database of the SEC's website at http://www.sec.gov for reports and other information about the Trust. Copies may be obtained, after paying a duplicating fee, by writing the Commission or by electronic request to publicinfo@sec.gov.

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

                  The facing sheet on Form S-6.

                  The Prospectus.

                  Signatures.

     Consent of independent public accountants and consent of evaluator; all other consents were previously filed.

                  The following Exhibits:

        ****EX-3.(i)           -       Limited Liability Company Agreement for
                                           Prudential Investment Management
                                           Services LLC dated October 9, 1996,
                                           amended October 17, 1996.
        ****EX-3.(ii)          -       By-Laws of Prudential Investment
                                           Management Services LLC.
         ***EX-4               -       Trust Indenture and Agreement dated July
                                           18, 2000.
          **EX-5               -       Opinion of counsel
          *EX-23               -       Consent of Kenny S&P Evaluation Services,
                                           a division of J.J. Kenny Co., Inc.
                                           (as evaluator).
       ****Ex-99               -       Information as to Officers of Prudential
                                           Investment Management Services LLC is
                                           incorporated by reference to Form
                                           N-8B-2 filed pursuant to Section 8
                                           (b) of the Investment Company Act of
                                           1940 (1940 Act File No. 811-5694).
       ****EX-99.2             -       Affiliations of Sponsor with other
                                           investment companies.
       ****EX-99.A(11)         -       Code of Ethics

______________________
*    Filed herewith.

**   Previously filed.

*** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Government Securities Equity Trust Series 10, Registration No. 333-38826 (filed July 19, 2000).

**** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to Form N-8B-2 under the Investment Company Act of 1940 of Government Securities Equity Trust ("GSET") Series 1 and any other Series of GSET, File No. 811-5694, (filed June 29, 2001).

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, the registrant, Government Securities Equity Trust Series 12 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement or amendment thereto to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York on the 31st day of October, 2001.


              Government Securities Equity Trust Series 12
              (Registrant)

              By PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC
                  (Sponsor/Depositor)


              By: /s/ Richard R. Hoffmann
                  Richard R. Hoffmann
                  Vice President


              By PIFM HOLDCO, INC.
                 (Manager of Prudential Investment Management
                 Services LLC)


              By: /s/ Richard R. Hoffmann
                      Richard R. Hoffmann
                      Authorized signatory for PIFM Holdco, Inc.

                             CONSENT OF COUNSEL

   The consent of counsel to the use of its name in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibit 5 to this Registration Statement.

                      CONSENT OF INDEPENDENT ACCOUNTANTS

   We hereby consent to the use in this Post-Effective Amendment No. 1 to Registration Statement No. 333-38800 on Form S-6 ("Registration Statement") of our report dated October 26, 2001, relating to the financial statements of Government Securities Equity Trust Series 12 which appears in such Registration Statement. We also consent to the reference to us under the heading "Independent Accountants" in such Registration Statement.

PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
October 29, 2001
                                      II-5